Securities Act Registration No. 333-______

                     U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   ----------

                                    Form N-14

             Registration Statement Under the Securities Act of 1933

[_] Pre-Effective Amendment No. ____      [_] Post Effective Amendment No. _____

                        (Check appropriate box or boxes)

                                   ----------

                      John Hancock Variable Series Trust I
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              197 Clarendon Street
                           Boston, Massachusetts 02117
                    (Address of Principal Executive Officer)

                  Registrant's Telephone Number: (713) 214-1456

Name and address of Agent for Services:   Copy to:

ARNOLD BERGMAN, ESQUIRE                   THOMAS C. LAUERMAN, ESQUIRE
John Hancock Life Insurance Company       Foley & Lardner LLP
197 Clarendon Street                      Washington, D.C. 20036
Boston, MA 02117

                                   ----------

Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective under the Securities Act of 1933.

Pursuant to Rule 429 under the Act, the prospectus in this registration statement also relates to the Registrant's currently effective registration statement on Form N-1A, File No. 33-2081. No filing fee is due in reliance on
Section 24(f) of the Act.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                         MANUFACTURERS INVESTMENT TRUST
                                73 Tremont Street
                           Boston, Massachusetts 02108

                                                                    May __, 2004

Dear Variable Annuity and Variable Life Contract Owners:

     A Special Meeting of Shareholders of Manufacturers Investment Trust ("MIT") will be held at 73 Tremont Street, Boston, Massachusetts 02108, on June 18, 2004 at 10:00 a.m., Boston Time to consider the proposed reorganization of the International Index Trust, a separate series of MIT, into the International Equity Index Fund, a separate series of the John Hancock Variable Series Trust I ("JHVST") (the "Reorganization"). The proposed Reorganization is described in detail in the enclosed Proxy Statement/Prospectus and briefly summarized in the questions and answers attached to this letter.

     As a result of the Reorganization, shareholders whose assets are invested in the International Index Trust will be able to pursue substantially similar investment objectives and policies in the context of a larger fund which has shown better prospects for growth and demonstrated stronger performance in tracking its target indices. The Boards of Trustees of MIT and JHVST have unanimously approved the proposed Reorganization.

     Although you are not a shareholder of MIT, contract values under your variable annuity or variable life contracts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife U.S.A.") or The Manufacturers Life Insurance Company of New York ("Manulife New York") are invested in shares of one or more of the separate series of MIT, including the International Index Trust, through subaccounts of separate accounts established by these companies for that purpose. Since the value of your contract depends in part on the investment performance of the shares of the International Index Trust, you have the right to instruct Manulife U.S.A. or Manulife New York, as appropriate, how such shares attributable to your contract are voted.

     Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus of MIT and JHVST, and a Voting Instructions Form for the shares of the International Index Trust attributable to your contract as of April 20, 2004, the record date for the meeting. We encourage you to read these materials in their entirety before giving voting instructions. Also enclosed for additional information is the current prospectus of JHVST. In order for shares to be voted at the meeting based on your instructions, we urge you to complete and mail your Voting Instructions Form in the attached postage-paid envelope, allowing sufficient time for its receipt by June 17, 2004.

     The Board of Trustees of MIT unanimously recommends that you approve the Reorganization.

     If you have any questions regarding the proposed Reorganization, please call the appropriate toll-free number below:

       --For Manulife U.S.A. variable annuity contracts:         (800) 344-1029
       --For Manulife U.S.A. variable life contracts:            (800) 827-4546
       --For Manulife New York variable annuity contracts:       (800) 551-2078
       --For Manulife New York variable life contracts:          (888) 267-7784

                                                  Sincerely,

                                                  /s/ ANDREW CORSELLI
                                                  Andrew Corselli
                                                  Secretary
                                                  Manufacturers Investment Trust

                              Questions and Answers

Q: What is the Reorganization?

A: Under the Reorganization proposal, all the assets, subject to all the liabilities, of MIT's International Index Trust (the "Acquired Fund") will be transferred to JHVST's International Equity Index Fund (the "Acquiring Fund") in exchange for shares of the Acquiring Fund. As a result of the Reorganization, each shareholder of the Acquired Fund will receive that number of shares of the Acquiring Fund equal in value at the time of the exchange to the value of the shareholder's shares of the Acquired Fund at that time, and the Acquired Fund will be liquidated and terminate. The holders of Series I and Series II shares of the Acquired Fund will receive, respectively, Series I and Series II shares of the Acquiring Fund. If approved by shareholders, the Reorganization is expected to take place after the close of business on June 18, 2004.

Q: What are the reasons for the Reorganization?

A: The Reorganization is intended to provide a means by which contract owners participating in the Acquired Fund, in combination with the Acquiring Fund, may pursue substantially similar investment objectives and policies in the context of a larger fund which has shown better prospects for growth and demonstrated stronger performance in tracking its target indices.

Q: What differences will there be if the Reorganization is approved?

A: There will be very significant differences. Although both the Acquired and Acquiring Funds are international index funds and thus have substantially similar investment objectives, strategies and risks, the Acquiring Fund has a different target index (the MSCI ACWI ex US Index) than the Acquired Fund (the MSCI EAFE Index), is a series of JHVST rather than of MIT and has a different investment adviser, a different subadviser and different portfolio managers than the Acquired Fund. In addition, the total annual fund operating expenses of the Acquiring Fund are expected to be somewhat higher than those of the Acquired Fund.

Q: Will the Reorganization affect my contract value? Will there be any tax implications?

A: Your contract value will be the same immediately after as immediately before the Reorganization. In addition, the Reorganization is expected to be tax-free for federal income tax purposes, and the Funds will obtain an opinion from counsel to this effect. The Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.

Q: Will I incur any fee in connection with the Reorganization?

A: You will not incur directly any fee in connection with the Reorganization. However, the expenses of the Reorganization are being paid by the Acquired Fund and the Acquiring Fund in equal parts, and contract owners participating in these Funds will therefore bear indirectly their proportionate shares of such expenses.

Q: How do I give voting instructions?

A: Follow two simple steps:
FIRST: Read the attached Proxy Statement/Prospectus.
SECOND: Complete the enclosed Voting Instruction Form and return it in the enclosed postage-paid envelope.

Q: Do my voting instructions make a difference?

A: Whether you are a large or small investor, your voting instructions are important. You are urged to participate in this process to ensure that Manulife U.S.A. and Manulife New York represent your wishes in casting votes at the shareholders meeting. The Board of Trustees of MIT has voted unanimously in favor of the Reorganization, and your approval is needed to implement the Reorganization.

                         MANUFACTURERS INVESTMENT TRUST
                               73 Tremont Street
                          Boston, Massachusetts 02108

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the International Index Trust of Manufacturers Investment Trust:

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the International Index Trust of Manufacturers Investment Trust ("MIT") will be held at 73 Tremont Street, Boston, Massachusetts 02108, on June 18, 2004 at 10:00 a.m., Boston Time. A Proxy Statement/Prospectus which provides information about the purposes of the Meeting is included with this notice. The Meeting will be held for the following purposes:

Proposal 1   Approval of Agreement and Plan of Reorganization (the "Plan")
             providing for the acquisition of all of the assets, subject to all of the liabilities, of the International Index Trust (the "Acquired
             Fund"), a separate series of MIT, by and in exchange for Series I and Series II shares of the International Equity Index Fund (the
             "Acquiring Fund"), a separate series of the John Hancock Variable
             Series Trust I ("JHVST").

             Any other business that may properly come before the Meeting.

     The Board of Trustees of MIT recommends that shareholders vote FOR Proposal 1.

     Approval of the Plan under Proposal 1 will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Fund. By approving the Plan, shareholders of the Acquired Fund will be deemed to have waived certain of MIT's investment limitations insofar as they might be deemed to apply to the transactions contemplated by the Plan.

     Each shareholder of record at the close of business on April 20, 2004 is entitled to receive notice of and to vote at the Meeting.

                                                     Sincerely yours,

                                                     /s/ ANDREW CORSELLI
                                                     Andrew Corselli
                                                     Secretary

May __, 2004
Boston, Massachusetts

MANUFACTURERS INVESTMENT TRUST              JOHN HANCOCK VARIABLE SERIES TRUST I
       73 Tremont Street                              197 Clarendon Street
    Boston, Massachusetts 02108                    Boston, Massachusetts 02117
            ("MIT")                                      ("JHVST")

                               ------------------

                           PROXY STATEMENT/PROSPECTUS

    Relating to the Acquisition of All of the Assets, Subject to All of the Liabilities, of the MIT International Index Trust by and in Exchange for Series
       I and Series II Shares of the JHVST International Equity Index Fund

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees of Manufacturers Investment Trust ("MIT") (sometimes referred to herein as the "MIT Board") of proxies to be used at a special meeting of the shareholders of its International Index Trust to be held at 73 Tremont Street, Boston, Massachusetts 02108, on June 18, 2004, at 10:00 a.m., Boston Time (the "Meeting").

     At the Meeting, shareholders of the International Index Trust will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which all the assets, subject to all the liabilities, of the International Index Trust (the "Acquired Fund"), a separate series of MIT, will be transferred to the International Equity Index Fund (the "Acquiring Fund"), a separate series of the John Hancock Variable Series Trust I ("JHVST"), in exchange for shares of the Acquiring Fund. As a result of the Reorganization, each shareholder of the Acquired Fund will receive that number of shares of the Acquiring Fund equal in value at the time of the exchange to the value of the shareholder's shares of the Acquired Fund at such time, and the Acquired Fund will be liquidated and terminate. The holders of Series I and Series II shares of the Acquired Fund will receive, respectively, Series I and Series II shares of the Acquiring Fund. If approved by shareholders of the Acquired Fund, the Reorganization is expected to occur after the close of business on June 18, 2004. The terms and conditions of the Reorganization are more fully described in this Proxy Statement/Prospectus and in the form of the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Proxy Statement/Prospectus contains information shareholders should know before voting on the proposed Reorganization. Please read it carefully and retain it for future reference. The following documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Proxy Statement/Prospectus:

--The Prospectus of JHVST (relating to the Acquiring        A copy of the JHVST Prospectus accompanies this
Fund) dated May 1, 2004 (the "JHVST Prospectus").           Proxy Statement/Prospectus.

--The Statement of Additional Information of JHVST dated    Copies of this document are available at no charge by
May __, 2004 relating to this Proxy Statement/Prospectus    writing to JHVST at the above address or by calling
(the "Statement of Additional Information").                this toll free number: 800-576-2227.

--The Prospectus of MIT (relating to the Acquired Fund)     Copies of the MIT Prospectus are available at no
dated May 1, 2004 (the "MIT Prospectus").                   charge by writing to MIT at the above address or by
                                                            calling the appropriate toll free number listed below.

     Shareholders who have questions about the Reorganization or this Proxy Statement/Prospectus may call the appropriate toll-free number listed below:

     --(800) 344-1029 (The Manufacturers Life Insurance Company (U.S.A.)
       variable annuity contracts)
     --(800) 827-4546 (The Manufacturers Life Insurance Company (U.S.A.)
       variable life contracts)
     --(800) 551-2078 (The Manufacturers Life Insurance Company of New York
       variable annuity contracts)
     --(888) 267-7784 (The Manufacturers Life Insurance Company of New York variable life contracts).

     Each of MIT and JHVST is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 Act and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website:
"www.sec.gov."

     The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

          The date of this Proxy Statement/Prospectus is May __, 2004.

                           PROXY STATEMENT/PROSPECTUS
                                TABLE OF CONTENTS

                                                                                   Page
                                                                                   ----
Introduction .....................................................................

Proposal 1   Approval of Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the
             liabilities, of the MIT International Index Trust by and in exchange for Series I and Series II shares of the JHVST
             International Equity Index Fund .....................................

Summary ..........................................................................

Overview of Proposed Reorganization ..............................................
Comparison of Acquired and Acquiring Funds .......................................
Investment Objectives and Policies ...............................................
Fees and Expenses of the Funds ...................................................
Comparison of Principal Investment Risks .........................................
Performance ......................................................................
Multiple Classes of Shares .......................................................
Rule 12b-1 Fees ..................................................................
Dividends and Distributions ......................................................
Purchase and Redemption of Shares ................................................
Tax Consequences .................................................................
Massachusetts Business Trusts ....................................................
Additional Information About the Funds ...........................................
Information About the Reorganization .............................................
Agreement and Plan of Reorganization .............................................
Reasons for the Reorganization ...................................................
Description of the Securities to be Issued .......................................
Federal Income Tax Consequences ..................................................

Capitalization ...................................................................
Voting Information ...............................................................
Ownership of Shares of the Funds .................................................
Financial Statements .............................................................

Legal Matters ....................................................................

Other Information ................................................................
Exhibit A  --  Form of Agreement and Plan of Reorganization ......................
Appendix A --  The Acquired Fund: Management's Discussion of
               Fund Performance ..................................................
Appendix B --  The Acquiring Fund: Management's Discussion of
               Fund Performance ..................................................

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees of MIT of proxies to be used at a special meeting of shareholders of its International Index Trust to be held at 73 Tremont Street, Boston, Massachusetts 02108, on June 18, 2004, at 10:00 a.m., Boston Time (the "Meeting"). The purpose of the Meeting is to consider the proposed Reorganization providing for the transfer of all the assets, subject to all the liabilities, of MIT's International Index Trust (the "Acquired Fund") to JHVST's International Equity Index Fund (the "Acquiring Fund") in exchange for Series I and Series II shares of the Acquiring Fund. All shareholders of record of the Acquired Fund at the close of business on April 20, 2004 (the "Record Date") are entitled to one vote for each share of beneficial interest of the Acquired Fund held.

         MIT and JHVST. Each of MIT and JHVST is a Massachusetts business trust which is a no-load open-end investment company, commonly known as a mutual fund, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). MIT currently offers __ separate series, including the Acquired Fund (the "MIT Funds"), and JHVST currently offers 30 separate series, including the Acquiring Fund (the "JHVST Funds"). The shares of the MIT Funds and the JHVST Funds are not sold directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("variable contracts") issued by the insurance companies, certain entities affiliated with the insurance companies, and trustees of qualified pension and retirement plans. See "Voting Information" and "Ownership of Shares of the Funds" below.

         Investment Management. Manufacturers Securities Services, LLC ("MSS") serves as investment adviser for MIT and for each MIT Fund that has an adviser. As adviser, MSS administers the business and affairs of MIT and selects, contracts with and compensates subadvisers which manage the investment and reinvestment of the assets of the MIT Funds. MSS does not itself manage any of MIT's portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, MSS (i) monitors the compliance of the subadvisers with the investment objectives and related policies of the MIT Funds, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the MIT Board. The ultimate parent of MSS is Manulife Financial Corporation ("MFC"), the holding company of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company, and its subsidiaries, collectively known as Manulife Financial.

         The investment adviser for the JHVST Funds is John Hancock Life Insurance Company ("JHLICO"). In this capacity, JHLICO recommends subadvisers for the JHVST Funds and oversees and evaluates the subadvisers performance. Each subadviser has discretion to purchase and sell securities for the JHVST Fund that it manages. While each subadviser employs its own investment approach in managing a JHVST Fund, it must also adhere to the Fund's investment goals, strategies and restrictions. JHLICO is a wholly owned subsidiary of John Hancock Financial Services, Inc. ("John Hancock"). As the result of a merger between John Hancock and MFC that became effective on April __, 2004, John Hancock is a wholly owned subsidiary of MFC.

         MSS and JHLICO are registered as investment advisers under the Investment Advisers Act of 1940 (the "Advisers Act"). Each of the subadvisers to the MIT Funds and the JHVST Funds is also registered as an investment adviser under the Advisers Act or is exempt from such registration.

                                   PROPOSAL 1

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
    THE ACQUISITION OF ALL OF THE ASSETS, SUBJECT TO ALL OF THE LIABILITIES, OF THE MIT INTERNATIONAL INDEX TRUST BY AND IN EXCHANGE FOR SERIES I AND
          SERIES II SHARES OF THE JHVST INTERNATIONAL EQUITY INDEX FUND

                                     SUMMARY

         The following is a summary of more complete information appearing later in or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

Overview of Proposed Reorganization

         At its meeting held on April 1-2, 2004, the MIT Board, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of MIT (the "Independent Trustees"), approved an Agreement and Plan of Reorganization (the "Plan") providing for: (a) the transfer of all of the assets, subject to all of the liabilities, of the MIT International Index Trust (the "Acquired Fund") to the JHVST International Equity Index Fund (the "Acquiring Fund") in exchange for Series I and Series II shares of the Acquiring Fund; (b) the distribution to shareholders of the Acquired Fund of such Acquiring Fund shares; and (c) the liquidation and termination of the Acquired Fund (the "Reorganization").

         As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder's shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I and Series II shares of the Acquired Fund will receive, respectively, Series I and Series II shares of the Acquiring Fund. The Effective Time of the Reorganization is expected to occur after the close of business on June 18, 2004 or on such later date as may be determined by MIT and JHVST.

         The consummation of the Reorganization is contingent on the satisfaction of the conditions described below under "Information About the Reorganization -- The Agreement and Plan of Reorganization."

Comparison of Acquired and Acquiring Funds

---------------------------------------------------------------------------------------------------------------
                          MIT International Index Trust            JHVST International Equity Index Fund
                                (Acquired Fund)                               (Acquiring Fund)
---------------------------------------------------------------------------------------------------------------
Business            A separate series of MIT.                   A separate series of JHVST.

---------------------------------------------------------------------------------------------------------------
Approximate         $99,376,000.*                               $159,036,000.
Net Assets
as of 12/31/03:     *Includes "seed capital" expected to be
                    withdrawn prior to the Reorganization.
                    See "Capitalization" below.

---------------------------------------------------------------------------------------------------------------
Investment          Manufacturers Securities Services, LLC      John Hancock Life Insurance Company
Adviser:            ("MSS").                                    ("JHLICO").

---------------------------------------------------------------------------------------------------------------
Investment          MFC Global Investment Management (U.S.A.)   SSgA Funds Management, Inc. ("SSgA").  SSgA
Subadviser and      Limited ("MFC Global").  MFC Global is an   became the subadviser to the Acquiring Fund
Portfolio           affiliate of MSS and JHLICO.                effective March 29, 2004.
Managers:
                    The portfolio managers are:                 The SsgA portfolio management is overseen by:
                    Carson Jen (since January 2003)             Jeffery Beach (since March 2004)
                    --Assistant Vice President of MFC Global    --Principal of SSgA
                    --Joined MFC Global in 1997                 --Joined SSgA in 1986
                    Narayan Ramani, CFA (since November 2003)   James Francis, CFA (since March 2004)
                    --Joined MFC Global in 1998                 --Principal of SSgA
                                                                --Joined SSgA in 1987

---------------------------------------------------------------------------------------------------------------
Investment          Seeks to approximate the aggregate total    Seeks to track the performance of a
Objective:          return of a foreign equity market index.    broad-based equity index of foreign
                                                                companies in developed and emerging markets.

---------------------------------------------------------------------------------------------------------------
Principal           Invests under normal market conditions at   Normally invests more than 80% of its
Investment          least 80% of its net assets (plus any       assets in securities listed in the Morgan
Strategy:           borrowings for investment purposes) in      Stanley Capital International All Country
                    (a) the common stocks that are included     World Excluding U.S. ("MSCI ACWI ex US")
                    in the Morgan Stanley Capital               Index.  Prior to November 1, 2003, the
                    International Europe, Australia, Far East   Fund normally invested more than 80% of its
                    ("MSCI EAFE") Index and (b) securities      assets in securities listed in the MSCI
                    (which may or may not be included in the    EAFE GDP Index, and was managed relative to
                    MSCI EAFE Index) that the subadviser        a composite of 90% MSCI EAFE GDP Index and
                    believes as a group will behave in a        10% MSCI Emerging Markets Free ("MSCI EMF")
                    manner similar to the index.                Index.

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                    International Europe, Australia, Far East   2003, the Fund normally invested more than
                    ("MSCI EAFE") Index and (b) securities      80% of its assets in securities listed in the
                    (which may or may not be included in the    MSCI EAFE GDP Index, and was managed relative
                    MSCI EAFE Index) that the subadviser        to a composite of 90% MSCI EAFE GDP Index and
                    believes as a group will behave in a        10% MSCI Emerging Markets Free ("MSCI EMF")
                    manner similar to the index.                Index.

---------------------------------------------------------------------------------------------------------------
Other               An index is an unmanaged group of           The Fund is managed relative to the MSCI
Investment          securities whose overall performance is     ACWF ex US Index, which includes companies
Strategies:         used as an investment  benchmark.  The      representative of the market structure of
                    subadviser attempts to match the            developed and emerging market countries in
                    performance of the MSCI EAFE Index by       the Americas (excluding the U.S.),
                    holding all or a representative sample of   Europe/Middle East and Asia/Pacific
                    the securities that comprise the index or   Regions. Country index weights are based
                    by holding securities (which may or may     upon a country's market capitalization.
                    not be included in the index) that the
                    subadviser believes as a group will         The subadviser employs a passive management
                    behave in a manner similar to the index.    strategy using quantitative techniques to
                    The MSCI EAFE Index includes companies      replicate, as closely as possible, the
                    representative of the market structure of   characteristics of the index, including
                    developed countries in the Europe and       country and sector weights.  The
                    Pacific Regions.                            composition of the index changes from time
                                                                to time, and the subadviser reflects those
                                                                changes as soon as practical.

---------------------------------------------------------------------------------------------------------------
Hedging and         For hedging purposes, the Fund is           The Fund is normally fully invested. The
Other Strategies:   authorized to invest in futures contracts.  subadviser may invest in stock index derivatives to maintain market exposure and
                                                                manage cash flow. Although the Fund may
                                                                employ foreign currency hedging techniques,
                                                                it normally maintains the currency exposure
                                                                of the underlying equity investments.

---------------------------------------------------------------------------------------------------------------
Other               Securities of foreign issuers in which      The Fund may invest in other types of
Securities:         the Fund may invest include  American       securities that are not primary investment
                    Depositary Receipts (ADRs), Global          vehicles, for example: ADRs, GDRs, EDRs,
                    Depositary Receipts (GDRs)  and European    certain Exchange Traded Funds (EFTs), cash
                    Depositary Receipts (EDRs).  Depositary     equivalents and certain derivatives such as
                    receipts are certificates, typically        stock index futures.
                    issued by a bank or trust company, that
                    give their holders the right to receive
                    securities issued by a foreign or
                    domestic company.

---------------------------------------------------------------------------------------------------------------
Temporary           In abnormal market conditions, the Fund     In abnormal market conditions, the Fund may
Defensive           may invest all or a portion of its assets   take temporary defensive measures - such as
Investing:          in cash and securities that are highly      holding large amounts of cash and cash
                    liquid, including (a) money market          equivalents - that are inconsistent with
                    instruments such as short-term U.S.         the Fund's primary investment strategy.  In
                    government obligations, commercial paper    taking those measures, the Fund may not
                    and repurchase agreements;  and (b)         achieve its investment goal.
                    securities of other investment companies
                    that are money market funds.  To the
                    extent the Fund is in a defensive
                    position, its ability to achieve its
                    investment objective will be limited.
---------------------------------------------------------------------------------------------------------------

Investment Objectives and Policies

         The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds are index funds, which, unlike actively managed funds, seek to mirror the performance their target indices, and both Funds are international index funds which invest principally in foreign equity securities. The two Funds differ in that they have different target indices. The MSCI EAFE Index, which is the target index for the Acquired Fund, includes companies in the developed Europe and Pacific Regions, while the broader target index for the Acquiring Fund, the MSCI ACWI ex US Index, includes primarily companies in the developed Europe and Pacific Regions and, to a lesser extent, companies in developing countries. In addition, while the Acquiring Fund will normally invest 80% of its assets in companies which are included in its target index, the Acquired Fund, with respect to the same portion of its assets, may invest in companies which are not included in its target index but which its subadviser believes as a group will behave in a manner similar to that index. In other words, the Acquired

Fund may seek to approximate the aggregate total return of its target index through investments in companies that are not included in that index.

         The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the MIT Prospectus and the JHVST Prospectus, which are incorporated herein by reference. See "Additional Information About the Funds" below.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

Fees and Expenses of the Funds

         The table which follows sets forth: (i) the ratios of expenses to average net assets of the Series I and Series II shares of the Acquired Fund for the year ended December 31, 2003, (ii) the estimated expenses for the current year of the Series I and Series II shares of the Acquiring Fund, which were first offered on May 1, 2004, and (iii) the pro forma expense ratios of the Series I and Series II shares of the Acquiring Fund assuming that the Reorganization, including the issuance of Series I and Series II shares in connection therewith, had occurred at the commencement of the year ended December 31, 2003, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. As shown below, giving effect to the voluntary expense reimbursement described in note A to the table, the expense ratios of the Acquiring Fund are expected to be 0.02% higher than those of the Acquired Fund. Accordingly, shareholder approval of the Reorganization is expected to result in somewhat higher expenses for shareholders after the Reorganization. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use MIT or JHVST as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.

                                                         Annual Fund Operating Expenses
                                                 (As a Percentage of Average Daily Net Assets)

                                  MIT International          JHVST International      JHVST International
                                     Index Trust              Equity Index Fund        Equity Index Fund
                                   (Acquired Fund)            (Acquiring Fund)          (Acquiring Fund)
                                                             (Estimated Expenses           Pro Forma
                                                            for the Current Year)   (Assuming Reorganization)
                               Series I       Series II      Series I    Series II   Series I     Series II
Management Fee                   0.40%          0.40%         0.17%        0.17%       0.16%        0.16%

Distribution and Service         0.15%          0.35%         0.40%        0.60%       0.40%        0.60%
(12b-1) Fee

Other Expenses                   0.07% /A/      0.07% /A/     0.05% /B/    0.05% /B/   0.06% /C/    0.06% /C/
                                 ----           ----          ----         ----        ----         ----

Total Fund Annual                0.62% /A/      0.82% /A/     0.62%        0.82%       0.62%        0.82%
Expenses

----------------------
/A/ MSS has voluntarily agreed to pay expenses of the Acquired Fund (excluding management fees and 12b-1 fees) that exceed 0.05%. If such expense reimbursement were reflected in the table, "Other Expenses" for both Series I shares and Series II shares would be 0.05%, and "Total Fund Annual Expenses" for Series I shares and Series II shares would be, respectively, 0.60% and 0.80%. This expense reimbursement may be terminated by MSS at any time.

/B/ Other Expenses are based on estimated amounts for the current year. These estimated expenses reflect (i) the discontinuance of JHLICO's agreement to reimburse the Acquiring Fund for "other expenses" in 2003 that exceeded 0.10% of the Fund's average daily net assets and (ii) a reduction amounting to 0.20% in the custodial fees of the Acquiring Fund that became effective April 1, 2004.

/C/ Other Expenses reflect the discontinuance of JHLICO's expense reimbursement and the reduction in custodial fees described in note /B/.

Examples: The following examples are intended to help shareholders compare the costs of investing in the Series I and Series II shares of the Acquired and Acquiring Funds. The example assumes that a shareholder invests $10,000 in the particular Fund for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Fund's operating expense levels remain the same as those set forth in the expense table above.

                                MIT International        JHVST International          JHVST International
                                   Index Trust            Equity Index Fund            Equity Index Fund
                                 (Acquired Fund)           (Acquiring Fund)             (Acquiring Fund)
                                                       (Estimated Expenses for             Pro Forma
                                                          the Current Year)        (Assuming Reorganization)
                              Series I    Series II    Series I     Series II       Series I      Series II
                              --------    ---------    --------     ---------       --------      ---------
    One Year                    $ 63        $   84       $ 63         $   84          $ 63          $   84
    Three Years                 $199        $  262       $199         $  262          $199          $  262
    Five Years                  $346        $  455       $346         $  455          $346          $  455
    Ten Years                   $774        $1,014       $774         $1,014          $774          $1,014

The examples assumes reinvestment of all dividends and distributions. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown. There can be no assurance that the foregoing pro forma expense ratios would have been the actual expense ratios for the Acquiring Fund had the Reorganization been consummated when assumed above, or that the pro forma expense ratios reflect the actual expense ratios that will be incurred by the Acquiring Fund if the Reorganization is consummated. The purpose of these tables is to assist shareholders in understanding the expenses an investor in the Funds will bear.

         Investment Management Fees

               Investment management fees as a percentage of average daily net assets.
          MIT International Index Trust
          (Acquired Fund)                                   0.40% on all assets.

          JHVST International Equity Index Fund             0.18% on the first $100 million;
          (Acquiring Fund)                                  0.15% on the next $100 million; and
                                                            0.11% on excess over $200 million.

         MFC Global Investment Management (U.S.A.) Limited ("MFC Global") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of the assets of the Acquired Fund. MFC Global formulates a continuous investment program for the Acquired Fund consistent with its investment objective and policies and implements the program by purchases and sales of securities. As compensation for its services, MFC Global receives a fee from MSS stated as an annual percentage of the current value of the net assets of the Acquired Fund. This fee is paid by MSS out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. MFC Global is an indirect, wholly-owned subsidiary of MFC.

         SSgA Funds Management, Inc. ("SSgA") serves as the subadviser to the Acquiring Fund and has primary responsibility for making investment decisions for the Acquiring Fund's investment portfolios and placing orders with brokers and dealers to implement those decisions. SSgA receives compensation for these services from JHLICO, and the Acquiring Fund pays no sub-management fees over and above the management fees it pays to JHLICO. SSgA succeeded Independence Investments LLC as subadviser to the Acquiring Fund effective March 29, 2004. SSgA is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding corporation.

Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, you should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquiring and Acquired Funds. Since both Funds are international index funds, they have substantially similar risks. These are described below, with certain differences noted.

-----------------------------------------------------------------------------------------------------------
                     MIT INTERNATIONAL INDEX TRUST             JHVST INTERNATIONAL EQUITY INDEX FUND
                            (ACQUIRED FUND)                              (ACQUIRING FUND)
-----------------------------------------------------------------------------------------------------------
RISKS OF         The Funds invest in foreign securities, which pose special risks due to: limited
INVESTING IN     government regulation (including less stringent investor protection and disclosure
FOREIGN          standards), lack of public information, exposure to possible economic, political and
SECURITIES       social instability,foreign currency rate fluctuations, and possible nationalization of a company's assets. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks, and there may be problems, such as delays, associated with the settlement of securities transactions. All foreign securities have some degree of foreign risk. However, to the extent the Funds invest in emerging market countries, they will have a significantly higher degree of foreign risk than if they invested exclusively in developed or newly-industrialized countries.

-----------------------------------------------------------------------------------------------------------
                 The Fund's target index includes              The Fund's target index includes companies
                 companies representative of the market        representative of the market structure of
                 structure of developed countries in the       developed and emerging market countries in
                 Europe and Pacific Regions.                   the Americas (excluding the U.S.),
                                                               Europe/Middle East and Asia/Pacific Regions.
                                                               Because emerging markets are included, the
                                                               Fund may have greater exposure to the risks
                                                               of investing in such markets.

-----------------------------------------------------------------------------------------------------------
INDEX            The Funds will reflect the performance of their target indices, even when the target
MANAGEMENT       indices do not perform well. In addition, fund transaction expenses, and the size and
RISK             timing of cash flows, may result in performance being different than that of the target index.

-----------------------------------------------------------------------------------------------------------

                 The subadviser's selection of                 The subadviser's selection of securities may
                 securities both inside and outside the        not be fully representative of the Fund's
                 target index may cause the Fund's             target index from time to time, particularly
                 portfolio to track its target index less      when the composition of the index changes.
                 closely.

-----------------------------------------------------------------------------------------------------------
STOCK            The value of the Funds' portfolio securities may go down in response to overall stock
MARKET           or bond market movements.  Markets tend to move in cycles, with periods of rising prices
RISK:            and periods of falling prices. The value of equity securities purchased by the Funds could decline if the financial condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate.

-----------------------------------------------------------------------------------------------------------
INDEX            The subadvisers and their strategies may fail to produce the intended results. Each Fund
SUBADVISER       could underperform its peers or lose money if its subadviser's investment strategy does
RISK:            not perform as expected.

-----------------------------------------------------------------------------------------------------------
                 The subadviser may be incorrect in
                 selecting for investment companies that
                 are not included in but that the
                 subadviser believes as a group will
                 behave in a manner similar to the target
                 index.

-----------------------------------------------------------------------------------------------------------
OTHER            A Fund's use of derivative instruments (such as futures contracts in the case of the
RISKS:           Acquired Fund and options, futures and swaps in the case of the Acquiring Fund) can produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------

         The risks of investing in the Acquiring Fund are more fully described in the JHVST Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the MIT Prospectus, which is also incorporated herein by reference. See "Additional Information About the Funds," below.

PERFORMANCE

         The following table sets forth, for the one-year period ended December 31, 2003 and the other periods indicated: (i) the annualized total return of the Series I and Series II shares of the Acquired Fund; (ii) the annualized total return of the NAV shares of the Acquiring Fund; and (iii) the pro forma annualized return for Series I and Series II shares of the Acquiring Fund, assuming that the Acquiring Fund, which commenced offering Series I and Series II on May 1, 2004 and will issue such shares in connection with the Reorganization, had shares of such classes outstanding during 2003 and the other periods indicated with the same fee arrangements that will be in place upon the consummation of the Reorganization. The performance information in the table does not reflect fees and expenses of any variable contract which may use MIT or JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The performance of each of the Funds in relation to its target index or indices is further discussed below in, respectively, Appendices A and B ("The Acquired Fund/The Acquiring Fund:
Management's Discussion of Fund Performance") to this Proxy Statement/
Prospectus.

                                                                ONE    FIVE     TEN     LIFE OF  DATE FIRST
FUND                                                            YEAR   YEARS   YEARS      FUND    AVAILABLE
----                                                            ----   -----   -----      ----    ---------

MIT International Index Trust              --Series I          32.18%    NA      NA    (7.00%)   5/01/2000
(Acquired Fund)                            --Series II /A//B/  32.12%    NA      NA     7.25%    1/28/2002

JHVST International Equity Index Fund /C/  --NAV               41.99%  0.74%   2.80%    5.58%    5/02/1988
(Acquiring Fund)               (Pro forma) --Series I          41.59%  0.34%   2.40%    5.18%    5/01/2004
                               (Pro forma) --Series II/B/      41.39%  0.14%   2.20%    4.98%    5/01/2004

--------------------
/A/ Series II shares of the Acquired Fund were first offered January 28, 2002. /B/ For both the Acquired and Acquiring Funds, Series II performance will be lower than Series I performance due to a higher 12b-1 fee.
/C/ From May 1998 through March 28, 2004, the subadviser to the Acquiring Fund was Independence Investment LLC. On November 1, 2003, the Acquiring Fund's benchmark was changed from a composite of 90% MSCI EAFE Index, a primarily GDP weighted index, and 10% MSCI EMF Index, to a market capitalization weighted index, the Morgan Stanley Capital International All Country World Free Excluding U.S. Index. Subsequently, that index's name was changed to The Morgan Stanley Capital International All Country Excluding U.S. ("MSCI ACWI ex US") Index.

MULTIPLE CLASSES OF SHARES

         MIT is authorized to issue three classes of shares for the Acquired Fund and the other MIT Funds: Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares) and Series III shares. Series I, Series II and Series III shares are the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights. See "Rule 12b-1 Fees" below. The Acquired Fund currently has outstanding only Series I and Series II shares.

         JHVST is authorized to issue three classes of shares for the Acquiring
Fund: NAV shares, Series I shares and Series II shares. NAV shares, Series I shares and Series II shares are the same except for differences in class expenses, including 12b-1 fees for the Series I and Series II shares, and voting rights. See "Rule 12b-1 Fees" below. The Acquiring Fund commenced offering Series I and Series II shares on May 1, 2004 and will issue shares of such classes in connection with the Reorganization.

         All shares of each of the Acquired Fund and the Acquiring Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12B-1 FEES

         Each of MIT and JHVST has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act (each, a "12b-1 Plan") for the Series I and Series II shares of, respectively, the Acquired Fund and the Acquiring Fund. As described below, the Rule 12b-1 fees for the Acquiring Fund are higher than those for the Acquired Fund. Accordingly, if shareholders of the Acquired Fund approve the Reorganization, they will incur higher 12b-1 fees following the Reorganization.

         With respect to the Acquired Fund: Series I shares are subject to a Rule 12b-1 fee of up to .15% of Series I share average daily net assets, and Series II shares are subject to a Rule 12b-1 fee of up to .35% of Series II share average daily net assets.

         With respect to the Acquiring Fund: Series I shares are subject to a Rule 12b-1 fee of up to .40% of Series I share average daily net assets, and Series II shares are subject to a Rule 12b-1 fee of up to .60% of Series II share average daily net assets.

     Under both the MIT and JHVST 12b-1 Plans, the Rule 12b-1 fees are paid to Manufacturers Financial Securities, LLC (the "Distributor"), which serves as the distributor both of shares of the MIT Funds, including the Acquired Fund, and of the Series I and Series II shares of the Acquiring Fund. To the extent consistent with applicable laws, regulations and rules, the Distributor may, under both 12b-1 Plans, use Rule 12b-1 fees: (i) for any expenses relating to the distribution of the shares of the class; (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of variable contracts funded in insurance company separate accounts that invest in the shares of the class) and (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD"). Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments relating to Series I and Series II shares of the Acquired Fund and the Acquiring Fund are made to insurance companies affiliated with MSS and the Distributor. However, payments may be made to unaffiliated insurance companies in the future.

     The JHVST 12b-1 Plan provides that if only part of any of the above-listed activities or expenses (or of any other expenses or activities) is intended to result in sales of (or services to) a class of the Acquiring Fund's shares, the Distributor may make a reasonable apportionment thereof, so as to apply Rule 12b-1 fees borne by that class to the portion of such activities or expenses that pertains to the distribution of (or services to) that class.

     Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

     The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are substantially similar. MIT and JHVST declare as dividends substantially all of the net investment income, if any, of, the respective Funds. Dividends from the net investment income and the net capital gain, if any, for the Acquired Fund are declared by MIT not less frequently than annually and reinvested in additional full and fractional shares of the Acquired Fund at net asset value or paid in cash. JHVST declares and pays dividends monthly and declares capital gains distributions annually. JHVST automatically reinvests such dividends and distributions in additional full and fractional shares of the Acquiring Fund at net asset value.

PURCHASE AND REDEMPTION OF SHARES

     The purchase and redemption procedures with respect to shares of the Acquired and Acquiring Funds are substantially the same. Series I and Series II shares of both Funds are offered continuously, without sales charge, and are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received from a contract owner. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days. However, both MIT and JHVST may suspend the right of redemption or postpone the date of payment beyond seven days under certain circumstances as permitted by applicable law and regulations.

     Redemptions are normally made in cash, but JHVST reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate separate account of portfolio securities at their value used in determining the redemption price. In such cases, the separate account would incur brokerage costs should it wish to liquidate these portfolio securities.

     Calculation of Net Asset Value. The net asset values of the shares of the Acquired and Acquiring Funds are determined once daily as of the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each business day of the Funds. The Exchange generally closes at 4:00 p.m. Eastern Time.

     The net asset value per share of each share class of each Fund is computed by: (i) adding the sum of the value of the portfolio securities held by the Fund, plus any cash or other assets it holds, attributable to the class, (ii) subtracting all its liabilities attributable to the class, and (iii) dividing the result by the total number of shares outstanding of the class at such time.

     Securities held by each of the Funds, except money market instruments with remaining maturities of 60 days or less which are valued on an amortized cost basis, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the MIT Board or its designee, in the case of the Acquired Fund, or by or under the direction of the Board of Trustees of JHVST (sometimes referred to herein as the "JHVST Board") in the case of the Acquiring Fund.

     Generally, with respect to the Acquired Fund, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of regular trading of the Exchange. The values of such securities used in computing the net asset value of the Acquired Fund's shares are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of the Exchange and would therefore not be reflected in the computation of the Fund's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith by the MIT's Board or its designee.

         With respect to the Acquiring Fund, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every Exchange business day and may take place on days which are not business days in New York. JHVST calculates net asset value per share as of the close of regular trading on the Exchange on each day on which that exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Acquiring Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Acquiring Fund's net asset value is calculated, such securities may be valued at fair value by or under the direction of the JHVST Board.

TAX CONSEQUENCES

     No gain or loss will be recognized by the Acquired Fund or the Acquiring Fund, or by shareholders of the Acquired Fund, for federal income tax purposes as a result of the Reorganization. For further information about the tax consequences of the Reorganization, see "Information About the Reorganization -- Federal Income Tax Consequences," below.

MASSACHUSETTS BUSINESS TRUSTS

     As stated above, each of MIT and JHVST is a Massachusetts business trust. As such, each is governed by the terms of its Declaration of Trust. Shareholders of MIT and JHVST have substantially similar voting and other rights. Neither MIT nor JHVST is required to hold an annual meeting of shareholders.

     Under Massachusetts law, shareholders of MIT and JHVST could, under certain circumstances, be held personally liable for the obligations of these respective business trusts. However, the Declarations of Trust of MIT and JHVST contain express disclaimers of shareholder liability for acts or obligations of the business trusts and require that notices of such disclaimers be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officers of the business trusts. The Declarations of Trust also provide for indemnification, out of the property of JHVST in the case of JHVST and out of the property of a particular MIT Fund in the case of MIT, for all losses and expenses of any shareholder held personally liable for the obligations of, respectively, JHVST or such MIT Fund. Both MIT and JHVST consider the risk of a shareholder incurring financial loss on account of shareholder liability to be remote.

ADDITIONAL INFORMATION ABOUT THE FUNDS

     The following table shows where in the MIT Prospectus and the JHVST Prospectus additional information about, respectively, the Acquired Fund and the Acquiring Fund may be found.

TYPE OF INFORMATION                             HEADING OR CAPTION IN PROSPECTUS
                               MIT PROSPECTUS                            JHVST PROSPECTUS
                               --------------                            ----------------
Investment Objective           Investment Objective; Investment          Goal and Strategy.
and Policies:                  Strategies; Additional Investment
                               Policies; Hedging and Other Strategic
                               Transactions.

Portfolio                      Subadviser and Portfolio Managers;        Subadviser; Fund Managers.
Management:                    Advisory Arrangements; Subadvisory
                               Arrangements.

Expenses:                      Fees and Expenses for Each Portfolio.     Fees and Expenses of the Fund.

Risks:                         Principal Risks; Risks of Investing       Main Risks.
                               in Certain Types of Securities.

Taxes:                         Taxes.                                    Dividends and Taxes.

Dividends and                  Dividends.                                Dividends and Taxes.
Distributions:

Purchase and Redemption        Purchase and Redemption of Shares.        Investment in Shares of the
of Shares:                                                               Funds; Share Price.

Financial Highlights:          Financial Highlights.                     Financial Highlights.

                      INFORMATION ABOUT THE REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

     The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached hereto as Exhibit A. The Plan provides that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, the acquisition will take place after the close of business on June 18, 2004 or on such later date as may be determined by MIT and JHVST (the "Exchange Date"). The net asset value per share of the Series I and Series II shares of the Acquired Fund and the Acquiring Fund will be determined by dividing each Fund's assets, less liabilities, attributable to each share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of that Fund.

     The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of the shareholder's full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the Exchange Date. As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the New York Stock Exchange on the Exchange Date the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. The holders of Series I and Series II shares of the Acquired Fund will receive, respectively, Series I and Series II shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, MIT will take all necessary steps under Massachusetts law, its Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Fund.

     The MIT Board has determined that the interests of shareholders of and contract owners whose contract values are invested in shares of the Acquired Fund will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquired Fund and such shareholders and contract owners. Similarly, the JHVST Board has determined the Reorganization is in the best interests of the Acquiring Fund and of its shareholders and contract owners whose contract values are invested in shares of the Acquiring Fund and that the interests of such shareholders and contract owners will not be diluted as a result of the Reorganization.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Fund entitled to vote approve the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization by mutual agreement of MIT on behalf of the Acquired Fund and JHVST on behalf of the Acquiring Fund, and by MIT on behalf of the Acquired Fund or JHVST on behalf of the Acquiring Fund in the event of: (i) a breach by the other party or such Fund of any material representation, warranty, covenant or agreement in the Plan to be performed prior to the Effective Time of the Reorganization; (ii) a failure by the other party or such Fund to fulfill a material condition precedent to the obligations of the terminating party which has not been waived by the terminating party; or (iii) a resolution by the MIT Board or the JHVST Board, upon a determination made in good faith, that proceeding with this Plan is not in the best interests of, respectively, the Acquired Fund, its shareholders and contract owners whose contracts are funded by shares of the Acquired Fund or the Acquiring Fund, its shareholders and contract owners whose contracts are funded by shares of the Acquiring Fund. The Plan provides that MIT on behalf of the Acquired Fund and JHVST on behalf of the Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of the waiving party, except for certain conditions regarding the receipt of regulatory approvals.

         Certain of the existing investment limitations of the Acquired Fund that require shareholder approval for amendment prohibit the Acquired Fund from engaging in activities such as investing more than a stated percentage of its assets in an issuer's securities. By approving the Plan, the shareholders of the Acquired Fund will be deemed to have agreed to waive any such limitations solely insofar as they might be deemed to apply to the Reorganization.

         The expenses of the Reorganization (other than any registration fees payable for the registration of shares of the Acquiring Fund in connection with the Reorganization, which will be payable by the Acquiring Fund) will be borne by the Acquired Fund and the Acquiring Fund in equal shares. See "Voting Information" below.

         If the Plan is not approved by the shareholders of the Acquired Fund or is not consummated for any other reason, the MIT Board will consider other possible courses of action. See "Voting Information." THE MIT BOARD, INCLUDING ALL THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS APPROVE THE PLAN UNDER PROPOSAL 1.

REASONS FOR THE REORGANIZATION

         The principal purpose of the Reorganization is to provide a means by which shareholders of and contract owners participating in the Acquired Fund, in combination with the Acquiring Fund, may pursue substantially similar investment objectives and policies in the context of a larger fund which has shown better prospects for growth and demonstrated stronger performance in tracking its target indices.

         In determining whether to approve the Reorganization and recommend its approval to shareholders, the MIT Board (including the Independent Trustees (with the advice and assistance of independent legal counsel)), made an inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives, policies and restrictions of the Acquired and Acquiring Funds; (2) the current and historical performance of the Acquired and Acquiring Funds; (3) the advantages to the Acquired Fund of investing in a larger asset pool with potentially greater diversification; (4) the possible benefits of a larger asset base to portfolio management of the Acquiring Fund; (5) expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds (historical and pro forma), as well as of similar funds; (6) the investment experience, expertise and resources of the respective subadvisers to the Acquired and Acquiring Funds; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (8) the tax consequences of the Reorganization; and (9) possible alternatives to the Reorganization.

         In reaching the decision to recommend approval of the Reorganization, the MIT Board concluded that the participation of the Acquired Fund in the Reorganization is in the best interests of the Acquired Fund, as well as the best interests of its shareholders and participating contract owners, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization. The MIT Board's conclusion was based on a number of factors, including the following:

    1. The investment objective, strategies and risks of the Acquiring Fund are substantially similar to those of the Acquired Fund and will afford shareholders of the Acquired Fund continuity of investment objectives and expectations.

    2. As indicated by its historic performance and ability to attract investors, the Acquired Fund has better prospects for growth than the Acquired Fund.

    3. The Acquiring Fund has historically out-performed the Acquired Fund in more closely tracking its target indices.

    4. The somewhat higher expense ratios of the Acquiring Fund than the Acquired Fund (giving effect to certain voluntary expense reimbursements) were viewed in light of the competitive level of the advisory fees and the prospects for growth of the Acquiring Fund.

    5. The Reorganization will permit shareholders of the Acquired Fund to pursue their investment goals in the context of a larger fund immediately following consummation of the Reorganization. It is anticipated that the combined Acquired and Acquiring Funds should enhance the ability of portfolio managers in structuring the portfolio to be representative of the Acquiring Fund's target index.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

         Shareholders of the Acquired Fund will receive Series I or Series II shares of the Acquiring Fund in accordance with the procedures set forth in the Plan as described above. Each such share when issued will be fully paid and non-assessable (except as noted under "Summary - Massachusetts Business Trusts," above) and will have no preemptive, exchange or similar rights. Such shares do not have cumulative voting rights.

         The shares of beneficial interest of JHVST currently are divided into 30 series, each corresponding to one of the JHVST Funds. JHVST has the right to establish additional series and issue additional shares without the consent of its shareholders.

         If the holders of variable contracts show minimal interest in a JHVST Fund, the JHVST Board, by majority vote, may eliminate that Fund or substitute shares of another investment company. Any such action by the JHVST Board would be subject to compliance with the requirements for governmental approvals or exemptions or for shareholder approval. The holders of variable contracts participating in any such Fund will be notified in writing of JHVST's intention to eliminate such Fund and given 30 days to transfer amounts from such Fund to other JHVST Funds without incurring any transaction fee. Amounts not transferred or withdrawn would automatically be transferred, at the discretion of the Fund's management.

         As discussed above, the Acquiring Fund may issue three classes of shares: NAV shares, Series I shares and Series II shares. Additional classes may be offered in the future. The Acquiring Fund commenced offering Series I and Series II shares on May 1, 2004 and will issue shares of such classes in connection with the Reorganization. The relative rights and preferences of the three classes are prescribed in, among other things, a plan that JHVST has adopted under Rule 18f-3 (the "Rule 18f-3 Plan") under the 1940 Act.

         Each issued and outstanding share of the Acquiring Fund is entitled to participate equally as provided in the Rule 18f-3 Plan in dividends and distributions declared with respect to the Acquiring Fund and upon liquidation or dissolution in the net assets of the Fund remaining after satisfaction of outstanding liabilities.

         Expenses of the Acquiring Fund are borne by NAV, Series I and Series II shares based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" will be allocated to each class. "Class expenses" for the Acquiring Fund include the 12b-1 fees paid with respect to a class and any other expenses which are properly allocable to a particular class under the terms of the Rule 18f-3 Plan.

FEDERAL INCOME TAX CONSEQUENCES.

         As a condition to the consummation of the Reorganization, each of MIT and JHVST will have received, in form and substance satisfactory to each, an opinion from Dykema Gossett PLLC, tax counsel to MIT in connection with the Reorganization, to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund's shares solely for shares of the Acquiring Fund; (4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization.

CAPITALIZATION

         The following table shows the capitalization of the Acquired Fund and the Acquiring Fund as of December 31, 2003, and the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date. As of December 31, 2003, the Acquired Fund had outstanding three classes of shares: Series I, Series II and Series III shares; at the time of the Reorganization, it will have outstanding only two classes of shares: Series I and Series II shares. As of December 31, 2003, the Acquiring Fund had outstanding only one class of shares: NAV shares; it commenced offering Series I and Series II shares on May 1, 2004 and will issue shares of such classes in connection with the Reorganization. In addition, the pro forma net asset figures reflect the anticipated withdrawal of Manulife U.S.A.'s initial investment in the Acquired Fund ("seed capital") prior to the Exchange Date of the Reorganization.


                                          NET ASSETS          NET ASSET             SHARES
  FUND                                 (000'S Omitted)     VALUE PER SHARE       OUTSTANDING
  ----                                 ---------------     ---------------       -----------
  MIT International Index Trust
  (Acquired Fund)
               --Series I shares          $ 82,197          $ 9.08               9,056,146
               --Series II shares           17,176            9.08               1,891,609
               --Series III shares/A/            3            9.08                     374
  JHVST International Equity Index Fund
  (Acquiring Fund)
               --NAV shares                159,036           13.82              11,508,157
               --Series I shares              --               --                   --
               --Series II shares             --               --                   --
  PRO FORMA/B/
  JHVST International Equity Index Fund
  (Acquiring Fund)
               --NAV shares                159,036           13.82              11,508,157
               --Series I shares            82,197           13.82               5,947,684
               --Series II shares           17,179           13.82               1,243,084

  -------------

  /A/ [The Series III shares were all redeemed prior to the record date for The Special Meeting of Shareholders to vote on the Reorganization.]

  /B/ The pro-forma figures for net assets and net asset values per share do not reflect expenses of the Reorganization estimated to be $75,000 for each of the Funds; and the pro-forma figures for net assets do not reflect Manulife U.S.A.'s anticipated withdrawal of seed capital in the amount of $__________ at December 31, 2003 from the Acquired Fund prior to the Exchange Date of the Reorganization.

                               VOTING INFORMATION

         MIT sells its shares not directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts, certain entities affiliated with the insurance companies and, with respect to certain MIT Funds, trustees of qualified pension and retirement plans. Only shares of a particular MIT Fund are entitled to vote on matters which affect only the interests of that Fund. As of the Record Date for the Special Meeting of Shareholders, the shares of the Acquired Fund were legally owned by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife U.S.A") and The Manufacturers Life Insurance Company of New York ("Manulife New York"). Each of Manulife U.S.A. and Manulife New York is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"). MFC is the holding company of Manulife and its subsidiaries, collectively known as Manulife Financial. The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W1E5.

         Manulife U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Manulife New York is a stock life insurance company organized under the laws of New York whose principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of Manulife U.S.A. and Manulife New York holds shares of MIT Funds directly and attributable to variable contracts in their separate accounts. Such separate accounts include separate accounts registered under the 1940 Act as well as unregistered separate accounts.

         Shareholder Voting. Manulife U.S.A. and Manulife New York have the right to vote upon matters that may be voted upon at a special shareholders' meeting. These companies will vote all shares of the MIT Funds issued to them in proportion to the timely instructions received from contract owners participating in the separate accounts described above which are registered under the 1940 Act. Manulife U.S.A. and Manulife New York, in connection with their solicitation of voting instructions, are furnishing this Proxy Statement/Prospectus to the owners of variable contracts participating in registered separate accounts holding shares of the Acquired Fund to be voted at the Meeting.

VOTING INFORMATION

         Proxies may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of MIT at 73 Tremont Street, Boston, Massachusetts 02108, or (ii) signing and returning a new proxy, in each case if received by MIT by June 17, 2004. ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH SPECIFICATIONS THEREON, OR IN THE ABSENCE OF SPECIFICATIONS, FOR APPROVAL OF PROPOSAL 1.

         Quorum; Definition of a Majority of Outstanding Voting Securities. Shareholders of record at the close of business on April 20, 2004 (the "Record Date") will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the shares outstanding of the Acquired Fund at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting; however, a majority of the outstanding voting securities of the Acquired Fund entitled to vote at the close of business on that date is required to approve the Proposal, except as noted herein. As used in this Proxy Statement/Prospectus, the vote of a "Majority of the Outstanding Voting Securities" means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of MIT or an MIT Fund, as applicable, present at the Meeting, if the holders of more than 50% of the outstanding voting securities of MIT or an MIT Fund, as applicable, are present in person or by proxy or
(2) more than 50% of the outstanding voting securities of MIT or an MIT Fund, as applicable.

Shareholders are entitled to one vote for each Series I and Series II share held and fractional votes for fractional shares held. No shares have cumulative voting rights.

         In the event the necessary quorum to transact business or the vote required to approve the Reorganization under Proposal 1 is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of MIT's (or the relevant MIT Fund's) shares cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion.

         Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a Proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.

         Cost of Preparation and Distribution of Proxy Materials. The cost of the preparation and distribution of these proxy materials will be borne by the Acquired Fund and the Acquiring Fund in equal shares. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of the MIT, MIT's investment adviser, MSS, or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested by the Funds to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Funds for their out-of-pocket expenses.

         Fund Voting. Series I and Series II shares of the Acquired Fund will vote in the aggregate and not by class on the matters to be presented at the Meeting.

         As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to the Acquired Fund is as follows:

                                           NUMBER OF        VOTES HELD BY           VOTES HELD BY
        ACQUIRED FUND                    ELIGIBLE VOTES    MANULIFE U.S.A.        MANULIFE NEW YORK
        -------------------------------------------------------------------------------------------------
        MIT International Index Trust

                        OWNERSHIP OF SHARES OF THE FUNDS

         Acquired Fund. As of the Record Date, the percentage ownership of the outstanding shares of the Acquired Fund by Manulife U.S.A. and Manulife New York is stated below:

                                           NUMBER OF        PERCENTAGE OF           PERCENTAGE OF
                                          OUTSTANDING       SHARES HELD BY          SHARES HELD BY
        ACQUIRED FUND                        SHARES        MANULIFE U.S.A.        MANULIFE NEW YORK

        -------------------------------------------------------------------------------------------------
        MIT International Index Trust

         As of the Record Date, Trustees and officers of MIT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of the Acquired Fund. As of the Record Date, the following variable contract owners beneficially owned 5% or more of the outstanding shares of the Acquired Fund:

                                       NUMBER               PERCENTAGE
         NAME AND ADDRESS              OF SHARES            OWNERSHIP
         ----------------              ---------            ---------

         Acquiring Fund. As with shares of the MIT Funds, shares of the JHVST Funds are not sold directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts. As of the Record Date, the shares of the Acquiring Fund were legally owned by John Hancock Life Insurance Company ("JHLICO"), a Massachusetts life insurance company having its principal offices at 200 Clarendon Street, Boston, Massachusetts 02117, and John Hancock Variable Life Insurance Company

("JHVLICO"), a Massachusetts life insurance company having its principal offices at 197 Clarendon Street, Boston, Massachusetts 02117. The percentage ownership of the outstanding shares of the Acquiring Fund as of the Record Date by JHLICO and JHVLICO is stated below:

                                       Number of         Percentage of        Percentage of
                                      Outstanding        Shares held by       Shares held by
    Acquiring Fund                      Shares               JHLICO               JHVLICO
    -------------------------------------------------------------------------------------------
    JHVST International Equity
    Index Fund

     As of the Record Date, no variable contract owner beneficially owned 5% or more of the outstanding shares of the Acquiring Fund, and fewer than 1% of the outstanding shares of the Acquiring Fund were attributable to variable contracts owned by Trustees or officers of JHVST.

                              FINANCIAL STATEMENTS

     The financial highlights of the Acquired Fund for the fiscal year ended December 31, 2003 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of MIT for the fiscal year ended December 31, 2003 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of PricewaterhouseCoopers, LLP, independent accountants.

     The financial highlights of the Acquiring Fund for the fiscal year ended December 31, 2003 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of JHVST for the fiscal year ended December 31, 2003 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, independent auditors.

     The performance information included in the financial highlights of the Funds does not reflect fees and expenses of any variable insurance contract which may use MIT or JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                                  LEGAL MATTERS

     Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Ronald J. Bocage, Esq., Vice President and Counsel, JHLICO, P.O. Box 111, Boston, Massachusetts 02117. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 39577 Woodward Avenue, Suite 300, Bloomfield Hills, Michigan 48304.

                                  OTHER MATTERS

     The MIT Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

     MIT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of MIT must be received by MIT a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

                    BY ORDER OF THE BOARD OF TRUSTEES OF MIT

May __, 2004
Boston, Massachusetts

It is important that proxies be returned promptly. Therefore, shareholders who do not expect to attend the meeting in person are urged to complete, sign, date and return the proxy card in the enclosed envelope.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this ___ day of _______, 2004, by and between Manufacturers Investment Trust ("MIT"), a Massachusetts business trust with its principal place of business at 73 Tremont Street, Boston, Massachusetts 02108, on behalf of its separate series, the International Index Trust (the "Acquired Fund"), and John Hancock Variable Series Trust I ("JHVST"), a Massachusetts business trust with its principal place of business at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, on behalf of its separate series, the International Equity Index Fund (the "Acquiring Fund"). The Acquired Fund and the Acquiring Fund are sometimes referred to herein collectively as the "Funds" and individually as a "Fund."

     WHEREAS, the respective Boards of Trustees of MIT and JHVST have determined that the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of that Board's respective Fund, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Fund, and that the interests of existing shareholders and contract owners participating in such Fund would not be diluted as a result of this transaction;

     WHEREAS, MIT and JHVST intend to provide for the reorganization of the Acquired Fund (the "Reorganization") through the acquisition by the Acquiring Fund of all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for Series I and Series II shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, MIT and JHVST agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

     (a) Plan of Reorganization.

     (i) As of the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), MIT, on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquired Fund all of the then existing assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, JHVST, on behalf of the Acquiring Fund, will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization, all of the obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I and Series II shares of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I and Series II shares of capital stock (if any) of the Acquired Fund ("Acquired Fund Shares") held in the treasury of MIT at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund, subject to the control and direction of each Fund and its Board and in accordance with the usual pricing and valuation procedures of the respective Funds. The parties agree to communicate with one another sufficiently in advance concerning the nature and manner of valuation of all their respective assets and liabilities that any material differences in the value ascribed by each Fund to any assets or liabilities that the Acquiring Fund would assume in the Reorganization can be reconciled prior to the Exchange Date. The parties agree to attempt in good faith to reconcile any such material differences. In the absence of such reconciliation, the determination of the Custodian shall be conclusive and binding on all parties in interest.

     (ii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund shareholders") as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series I and Series II shares of the Acquired Fund will receive, respectively, Series I and Series II shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     (iii) As soon as practicable after the Effective Time of the Reorganization, MIT shall take all the necessary steps under Massachusetts law, its Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Fund. Any reporting of the Acquired Fund, including but not limited to the responsibility for filing of reports with the Securities and Exchange Commission (the "Commission"), other regulatory reports and tax returns, is and shall remain the responsibility of MIT.

     (b)   Exchange Date and Effective Time of the Reorganization.

     (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on the day (the "Exchange Date") which is the later of
(A) the final adjournment of the meeting of the holders of Acquired Fund Shares at which this Plan will be considered, (B) immediately after the close of business on June 18, 2004 and (C) such later day as MIT and JHVST may determine.

     (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

     (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     (iv) On the Exchange Date, portfolio securities of the Acquired Fund that are not held in book-entry form shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof; portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian's recording the transfer of beneficial ownership thereof on its records; and cash delivered shall be in the form of currency or by the Custodian's crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

     (c)   Valuation.

     (i) The net asset value per share of the Series I and Series II shares of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I and Series II shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I and Series II shares of the Acquiring Fund shall be computed by the Custodian in the manner set forth in JHVST's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than four decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in MIT's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

    (ii) The number of Series I and Series II shares of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund's assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class and to be transferred by the net asset value per shares of the Series I and Series II shares of the Acquiring Fund, both as determined in accordance with Section 1(c)(i).

    (iii) All computations of value shall be made by the Custodian in the manner set forth in paragraphs (a)(i) and (c)(i) above.

2. REPRESENTATIONS AND WARRANTIES OF JHVST ON BEHALF OF THE ACQUIRING FUND

     JHVST on behalf of the Acquiring Fund represents and warrants as follows:

     (a) Organization, Existence, etc. JHVST is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHVST has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. JHVST is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of JHVST dated May 1, 2003 and the current statement of additional information of JHVST dated May 1, 2003, each as supplemented or amended and as may be further supplemented or amended, included in JHVST's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. JHVST has an unlimited number of authorized shares of beneficial interest of which as of March ___, 2004 there were outstanding the following numbers of shares of the Acquiring Fund: __________ NAV shares. All of the outstanding shares of JHVST have been duly authorized and are validly issued, fully paid and non-assessable (recognizing that under Massachusetts law, shareholders of a JHVST series could, under certain circumstances, be held personally liable for the obligations of JHVST). Because JHVST is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and any applicable state securities laws.

     (e) Financial Statements. The financial statements of JHVST for the fiscal year ended December 31, 2003, which have been audited by Ernst & Young LLP, fairly present the financial position of the Acquiring Fund as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

     (f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in JHVST's prospectus and recognizing that under Massachusetts law, shareholders of a JHVST series could, under certain circumstances, be held personally liable for the obligations of such series).

     (g) Authority Relative to this Plan. JHVST, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHVST's Board of Trustees and no other proceedings by JHVST other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVST is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (h) Liabilities. There are no liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in JHVST's Financial Statements with respect to the Acquiring Fund and liabilities incurred in the ordinary course of business subsequent to December 31, 2003 or otherwise previously disclosed to and accepted by MIT with respect to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

     (i) No Material Adverse Change. Since December 31, 2003, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVST, threatened which would adversely affect JHVST or the Acquiring Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against JHVST or the Acquiring Fund and, to the knowledge of JHVST, there are no regulatory investigations of JHVST or the Acquiring Fund, pending or threatened, other than routine inspections and audits.

     (k) Contracts. No default exists under any material contract or other commitment to which JHVST, on behalf of the Acquiring Fund, is subject.

     (l) Taxes. All federal and other income tax returns of JHVST with respect to the Acquiring Fund required to be filed by JHVST with respect to the Acquiring Fund have been filed for all taxable years to and including December 31, 2003, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVST, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by JHVST with respect to the Acquiring Fund have been paid so far as due. JHVST and the Acquiring Fund currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with
Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Fund relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by JHVST of the Reorganization, except such as have been obtained as of the date hereof.

      (n) At the time the Registration Statement becomes effective, the Registration Statement, except as to information relating to the Acquired Fund that is provided or approved by MIT pursuant to Section 5(c) hereof, (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and
(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund shareholders' meeting referred to in
Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by JHVST, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

3. REPRESENTATIONS AND WARRANTIES OF MIT ON BEHALF OF THE ACQUIRED FUND

     MIT on behalf of the Acquired Fund represents and warrants as follows:

     (a) Organization, Existence, etc. MIT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and MIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. MIT is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of MIT dated May 1, 2003 and the current statement of additional information of MIT dated May 1, 2003, each as supplemented or amended and as may be further supplemented or amended, included in MIT's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. MIT has an unlimited number of authorized shares of beneficial interest of which as of March ___, 2004 there were outstanding the following numbers of shares of the Acquired Fund : __________ Series I shares and __________ Series II shares, and no shares of such Fund were held in the treasury of MIT. All of the outstanding shares of MIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in MIT's prospectus and recognizing that under Massachusetts law, shareholders of an MIT series could, under certain circumstances, be held personally liable for the obligations of such MIT series). Because MIT is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held in book-entry form by shareholders of record of the Acquired Fund as set forth on the books and records of MIT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund Shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of MIT). All of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and any applicable state securities laws.

     (e) Financial Statements. The financial statements of MIT for the fiscal year ended December 31, 2003, which have been audited by PriceWaterhouseCoopers LLP, fairly present the financial position of the Acquired Fund as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

     (f) Authority Relative to this Plan. MIT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by MIT's Board of Trustees and no other proceedings by MIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. MIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (g) Liabilities. There are no liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in MIT's Financial Statements with respect to the Acquired Fund and liabilities incurred in the ordinary course of business subsequent to December 31, 2003 or otherwise previously disclosed to and accepted by JHVST with respect to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund .

     (h) No Material Adverse Change. Since December 31, 2003, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of MIT, threatened which would adversely affect MIT or the Acquired Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against MIT or the Acquired Fund and, to the knowledge of MIT, there are no regulatory investigations of MIT or the Acquired Fund , pending or threatened, other than routine inspections and audits.

     (j) Contracts. MIT, on behalf of the Acquired Fund , is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to MIT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

     (k) Taxes. All federal and other income tax returns of MIT with respect to the Acquired Fund required to be filed by MIT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2003, and all taxes payable pursuant to such returns have been paid. To the knowledge of MIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by MIT with respect to the Acquired Fund have been paid so far as due. MIT and the Acquired Fund currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Fund relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by MIT of the Reorganization, except such as have been obtained as of the date hereof.

     (m) At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by JHVST, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished or approved by MIT for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in Section 5(c).

4.   COVENANTS OF JHVST ON BEHALF OF THE ACQUIRING FUND

     JHVST on behalf of the Acquiring Fund covenants to the following:

     (a) Registration Statement. On behalf of the Acquiring Fund, JHVST shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in
Section 5(a) herein.

     (b) Cooperation in Effecting Reorganization. JHVST agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. JHVST shall furnish such data and information relating to the Acquiring Fund as shall be reasonably requested for inclusion in the information to be furnished to the Acquired Fund shareholders in connection with the meeting of the Acquired Funds' shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

     (c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHVST with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.   COVENANTS OF MIT ON BEHALF OF THE ACQUIRED FUND

     MIT on behalf of the Acquired Fund covenants to the following:

     (a) Meeting of the Acquired Fund's Shareholders. MIT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.

     (b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on MIT's books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide MIT, for the benefit of the Acquiring Fund, with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHVST, on behalf of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, MIT will prepare and deliver, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund, prepared in accordance with GAAP (the "Schedule"), which Schedule shall be certified by the principal accounting officer of the Acquired Fund. All securities to be listed in the Schedule as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule and as accepted by JHVST, and, except as so indicated and accepted, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated and accepted, all such securities are or will be readily marketable.

     (c) Registration Statement. In connection with the preparation of the Registration Statement, MIT will cooperate with JHVST and will furnish to JHVST the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information).

     (d) Cooperation in Effecting Reorganization. MIT agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

     (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, MIT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, MIT on behalf of the Acquired Fund, shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code. Such statement will be certified by the principal accounting officer of the Acquired Fund.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF MIT ON BEHALF OF THE ACQUIRED FUND

The obligations of MIT on behalf the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Fund's Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter ("Acquired Fund Shareholder Approval").

     (b) Covenants, Warranties and Representations. JHVST shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since December 31, 2003.

     (c) JHVST on behalf of the Acquiring Fund shall have delivered to MIT on behalf of the Acquired Fund a certificate executed in its name by JHVST's principal accounting officer, in form and substance satisfactory to MIT on behalf of the Acquired Fund and dated as of the Exchange Date, to the effect that the representations and warranties of JHVST on behalf of the Acquiring Fund made in the Plan are true and correct at and as of the Exchange Date, except as may be affected by the transactions contemplated by the Plan.

     (d) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

     (e) Tax Opinion. MIT shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to MIT and JHVST, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to the Acquired Fund and the Acquiring Fund. For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as, respectively, the President or Treasurer of MIT and the President or Treasurer of JHVST, will have verified as of the Effective Time of the Reorganization. The opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired Fund and the Acquiring Fund;
(2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund's shares solely for shares of the corresponding Acquiring Fund; (4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the

Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF JHVST ON BEHALF OF THE ACQUIRING
FUND

     The obligations of JHVST on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Fund's Shareholders. The Acquired Fund Shareholder Approval shall have been obtained.

     (b) Covenants, Warranties and Representations. MIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2003.

     (c) MIT on behalf of the Acquired Fund shall have delivered to JHVST on behalf of the Acquiring Fund a certificate executed in its name by MIT's principal accounting officer, in form and substance satisfactory to JHVST on behalf of the Acquiring Fund and dated as of the Exchange Date, to the effect that the representations and warranties of MIT on behalf of the Acquired Fund made in the Plan are true and correct at and as of the Exchange Date, except as may be affected by the transactions contemplated by the Plan.

     (d) Portfolio Securities. All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by the investment adviser (or, at the discretion of such investment adviser, by the subadviser) for the Acquiring Fund as consistent with its investment policies.

     (e) Regulatory Approval. The Regulatory Approvals shall have been obtained.

     (e) Distribution of Income and Gains. MIT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code (determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Exchange Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Exchange Date, and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carryforward, for its taxable year ending on the Exchange Date.

     (f) Tax Opinion. JHVST shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to MIT and JHVST, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to the Acquired Fund and the Acquiring Fund. For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as, respectively, the President or Treasurer of MIT and the President or Treasurer of JHVST, will have verified as of the Effective Time of the Reorganization. The opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired Fund and the Acquiring Fund;
(2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund's shares solely for shares of the corresponding Acquiring Fund; (4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

     (a) Amendments. MIT and JHVST may, by an instrument in writing authorized by their respective Boards of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made which substantially changes the terms hereof.

     (b) Waivers. At any time prior to the Effective Time of the Reorganization, each of MIT, on behalf of the Acquired Fund, and JHVST, on behalf of the Acquiring Fund, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it and such Fund contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit and the benefit of such Fund contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

     (c) Termination. This Plan may be terminated by the mutual agreement of MIT on behalf of the Acquired Fund and JHVST on behalf of the Acquiring Fund at any time prior to the Effective Time of the Reorganization. In addition, either party may at its option, at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, terminate this Plan:

(i) because of a breach by the other of any material representation, warranty, covenant or agreement contained herein or to be performed prior to the Effective Time of the Reorganization;

(ii) because of a material condition herein expressed to be precedent to the obligations of the terminating party which has not been fulfilled and has not been waived by the terminating party;

(iii) by resolution of the Board of Trustees of MIT if it should determine in good faith that proceeding with this Plan is not in the best interests of the Acquired Fund, its shareholders and contract owners whose contracts are funded by shares of the Acquired Fund; or

(iv) by resolution of the Board of Trustees of JHVST if it should determine in good faith that proceeding with this Plan is not in the best interests of the Acquiring Fund, its shareholders and contract owners whose contracts are funded by shares of the Acquiring Fund.

     (d) Unless MIT on behalf of the Acquired Fund and JHVST on behalf of the Acquiring Fund shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on September 1, 2004 if the Effective Time of the Reorganization is not on or prior to such date.

     (e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9.   EXPENSES

     The expenses of the Reorganization will be borne by the Acquired Fund and the Acquiring Fund, with each Fund bearing one-half of the total expenses. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than any registration fees payable to the Commission in respect of the registration of the Acquiring Fund Shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

10.  RELIANCE

     All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by MIT on behalf of the Acquired Fund and JHVST on behalf of the Acquiring Fund notwithstanding any investigation made by such party or on its behalf.

11.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     (d) This Plan shall bind and inure to the benefit of MIT, the Acquired Fund, JHVST and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     (e) All persons dealing with MIT or JHVST must look solely to the property of MIT or JHVST, respectively, for the enforcement of any claims against MIT or JHVST, as none of the Trustees, officers, agents or shareholders of MIT or JHVST assumes any personal liability for obligations entered into on behalf of MIT or JHVST, respectively. No series of MIT or JHVST shall be liable for claims against, respectively, any other series of MIT or JHVST.

     IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                            MANUFACTURERS INVESTMENT TRUST
                             on behalf of the Acquired Fund

                             BY:    /s/ JAMES D. GALLAGHER
                             ----------------------------------
                             Name: James D. Gallagher
                             Title: President

                            JOHN HANCOCK VARIABLE SERIES TRUST I
                             on behalf of the Acquiring Fund

                             BY:    /s/ MICHELE G. VAN LEER
                             ----------------------------------
                             Name: Michele G. Van Leer
                             Title: Chairman and Chief Executive Officer

                                   APPENDIX A

                               THE ACQUIRED FUND:
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The following discussion sets forth information regarding the performance of the Acquired Fund for the period ended December 31, 2003. There are several ways to evaluate a fund's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     PERFORMANCE TABLE The following performance table for the Acquired Fund shows two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a fund's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the fund's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the fund's cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. THE TABLE SHOWS ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF MIT, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN MIT. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES. The following performance graph for the Acquired Fund shows the change in value of a $10,000 investment over the life of the Fund. The Fund's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and the Fund's operating expenses. The benchmark used for comparison is unmanaged and includes reinvestment of dividends and capital gains distributions, if any, but does not reflect any fees or expenses.

     PORTFOLIO MANAGER'S COMMENTARY. Following the performance table and graph for the Acquired Fund is a commentary by the portfolio manager regarding the Fund's performance during the period ended December 31, 2003. The views expressed are those of the portfolio manager as of that date and are subject to change based on market and other conditions. Information about the Fund's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

     "MSCI" and "EAFE" are trademarks of Morgan Stanley & Co. Incorporated.

     The following information regarding the Acquired Fund was included in MIT's Annual Report to Shareholders for 2003.

                            INTERNATIONAL INDEX TRUST
                                ("ACQUIRED FUND")

INVESTMENT OBJECTIVE   To achieve the approximate aggregate total return of a
  & POLICIES:          foreign equity market index by attempting to track the
                       performance of the Morgan Stanley Europe Australasia Far
                       East Free Index (the MSCI EAFE Index). The portfolio invests at least 80% of its net assets in (a) the common stocks that are included in the MSCI EAFE Index and (b) securities
                       (which may or may not be included in the MSCI EAFE Index)
                       that MFC believes as a group will behave in a manner similar to the index.
SUBADVISER:            MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:    Carson Jen and Narayan Ramani
INCEPTION DATE:        May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[INTERNATIONAL INDEX TRUST PERFORMANCE GRAPH]

                                                            INTERNATIONAL INDEX TRUST SERIES I           MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
Apr. 2000                                                                10000.00                            10000.00
                                                                          9784.00                             9715.00
Jun. 2000                                                                10112.00                            10097.00
                                                                          9704.00                             9675.00
                                                                          9776.00                             9761.00
Sep. 2000                                                                 9320.00                             9288.00
                                                                          9080.00                             9071.00
                                                                          8712.00                             8732.00
Dec. 2000                                                                 9016.00                             9045.00
                                                                          9000.00                             9040.00
                                                                          8318.00                             8363.00
Mar. 2001                                                                 7726.00                             7810.00
                                                                          8294.00                             8357.00
                                                                          7994.00                             8069.00
Jun. 2001                                                                 7686.00                             7742.00
                                                                          7531.00                             7602.00
                                                                          7345.00                             7411.00
Sep. 2001                                                                 6598.00                             6662.00
                                                                          6752.00                             6832.00
                                                                          6963.00                             7085.00
Dec. 2001                                                                 6996.00                             7127.00
                                                                          6610.00                             6749.00
                                                                          6667.00                             6796.00
Mar. 2002                                                                 7037.00                             7167.00
                                                                          7053.00                             7219.00
                                                                          7136.00                             7317.00
Jun. 2002                                                                 6848.00                             7029.00
                                                                          6175.00                             6335.00
                                                                          6142.00                             6322.00
Sep. 2002                                                                 5477.00                             5645.00
                                                                          5756.00                             5949.00
                                                                          6011.00                             6220.00
Dec. 2002                                                                 5796.00                             6011.00
                                                                          5546.00                             5760.00
                                                                          5396.00                             5629.00
Mar. 2003                                                                 5280.00                             5522.00
                                                                          5780.00                             6070.00
                                                                          6097.00                             6443.00
Jun. 2003                                                                 6238.00                             6603.00
                                                                          6355.00                             6764.00
                                                                          6497.00                             6928.00
Sep. 2003                                                                 6671.00                             7143.00
                                                                          7038.00                             7589.00
                                                                          7180.00                             7759.00
Dec. 2003                                                                 7662.00                             8365.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return       Cumulative Total Return
                                                                                  Since                  Since
Periods Ended December 31, 2003                                1 Year           Inception              Inception
MSCI EAFE Index                                                39.17%              -4.64%                -16.35%
International Index Trust Series I                             32.18%              -7.00%                -23.38%
International Index Trust Series II+++                         32.12%               7.25%                 14.48%
International Index Trust Series III***                                                                   15.57%

+++ Series II inception date: January 28, 2002
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2003, the International Index Trust Series I returned +32.18%, underperforming the +39.17% return of the MSCI EAFE Index.

ENVIRONMENT: All of the MSCI EAFE Index sectors were in the positive territory for 2003. Information Technology was the best performer, followed by Industrials, Materials and Financials, all of which returned high double-digit gains. Energy, Consumer Staples and Utilities were the worst performing sectors.

Likewise, most countries in the Index had gains for 2003. Greece was the best performing country, gaining about 67% in value. Sweden, Spain, Germany, New Zealand and Denmark also had high double-digit gains. Finland was the worst performer, followed by the Netherlands.

MSCI rebalanced its EAFE Index in May and again in November. The rebalancing resulted in no significant country or sector weight changes.

OUTLOOK: In 2003, the European Central Bank cut its benchmark interest rate from 2.75% to 2.0% in June. Similarly, the Bank of England cut its rate from 4.0% to 3.5% in July. A corporate profit recovery is underway in Japan, driven in part through sales growth but largely due to the effects of restructuring.

                                       lix

                                   APPENDIX B

                               THE ACQUIRING FUND:
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     During 2003, the subadviser to the Acquiring Fund was Independence Investment LLC. SSgA Fund Management, Inc. ("SSgA") succeeded Independent Investment LLC as subadviser effective March 29, 2004.

     The following information regarding the Acquiring Fund appeared in the Acquiring Fund's Annual Report to Shareholders for 2003.

                                                          Inception: May 2, 1988
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND                               Portfolio Manager:
INDEPENDENCE INVESTMENT LLC                                             D. Nolan
--------------------------------------------------------------------------------

..    In 2003, the Fund returned 41.99%, underperforming its customized benchmark.

..    On November 1st, the Fund's benchmark was changed from a primarily GDP weighted benchmark to a market capitalization weighted benchmark (the MSCI All Country World Free ex-US Index). This index provides broad exposure to both developed and emerging market equities.

..    The Fund's investment objective is to track the long-term performance of broad-based equity indices of foreign companies in developed and emerging markets as measured by the MSCI All Country World Free ex-US Index.

..    The manager seeks to track the performance of its benchmark by investing in a representative sample of issues selected through proprietary quantitative techniques. Issues are selected to best match the risk characteristics of the index, including country and sector exposures.

                                     [CHART]

                                   Line Chart

                             Historical Fund Return

$10,000
Investment made 12/31/93
(10-Year Period)

             International
             Equity Index    International Equity
                 Fund         Index Benchmark(1)
             -------------   ----------------------
12/31/1993     10,000.00           10,000.00
 1/31/1994     13,320.64           14,421.38
 2/28/1994     13,165.42           14,383.89
 3/31/1994     12,478.86           13,766.82
 4/29/1994     12,713.92           14,354.66
 5/31/1994     12,862.54           14,275.71
 6/30/1994     12,530.95           14,481.28
 7/29/1994     12,819.11           14,623.20
 8/31/1994     13,412.54           14,972.69
 9/30/1994     13,133.71           14,504.05
10/31/1994     13,396.96           14,989.93
11/30/1994     12,520.14           14,273.41
12/30/1994     12,401.68           14,366.19
 1/31/1995     11,708.88           13,817.40
 2/28/1995     11,908.32           13,781.48
 3/31/1995     12,340.79           14,645.58
 4/28/1995     12,712.55           15,200.64
 5/31/1995     12,972.79           15,022.80
 6/30/1995     12,847.88           14,762.90
 7/31/1995     13,561.39           15,685.58
 8/31/1995     13,175.93           15,091.10
 9/29/1995     13,362.66           15,389.90
10/31/1995     13,130.99           14,980.53
11/30/1995     13,191.91           15,401.48
12/29/1995     13,395.71           16,025.24
 1/31/1996     13,606.81           16,094.15
 2/29/1996     13,761.02           16,152.09
 3/29/1996     13,892.48           16,499.36
 4/30/1996     14,407.05           16,982.79
 5/31/1996     14,260.73           16,673.71
 6/28/1996     14,292.36           16,772.08
 7/31/1996     13,686.10           16,285.69
 8/30/1996     13,793.59           16,324.78
 9/30/1996     14,051.46           16,762.28
10/31/1996     13,964.56           16,594.66
11/29/1996     14,589.37           17,258.44
12/31/1996     14,626.33           17,040.99
 1/31/1997     14,373.63           16,447.96
 2/28/1997     14,427.57           16,721.00
 3/31/1997     14,159.30           16,786.21
 4/30/1997     14,260.03           16,878.53
 5/30/1997     15,461.21           17,980.70
 6/30/1997     16,261.79           18,976.83
 7/31/1997     16,773.41           19,288.05
 8/29/1997     14,945.68           17,851.09
 9/30/1997     16,026.08           18,854.32
10/31/1997     13,854.46           17,410.08
11/28/1997     13,849.83           17,235.98
12/31/1997     13,891.23           17,391.11
 1/31/1998     13,901.32           18,191.10
 2/27/1998     14,968.54           19,362.60
 3/31/1998     15,575.41           19,962.84
 4/30/1998     15,991.94           20,124.54
 5/29/1998     16,086.96           20,414.34
 6/30/1998     16,281.99           20,610.31
 7/31/1998     16,414.69           20,884.43
 8/31/1998     14,326.78           18,138.13
 9/30/1998     13,881.02           17,637.52
10/30/1998     15,383.40           19,605.86
11/30/1998     16,129.04           20,627.33
12/31/1998     16,783.26           21,462.74
 1/29/1999     16,820.14           21,490.64
 2/26/1999     16,250.77           20,820.13
 3/31/1999     17,103.05           21,921.51
 4/30/1999     17,757.57           22,807.14
 5/28/1999     16,897.58           21,616.61
 6/30/1999     17,768.81           22,708.25
 7/30/1999     18,185.56           23,273.68
 8/31/1999     18,351.79           23,436.60
 9/30/1999     18,481.01           23,724.87
10/29/1999     19,100.24           24,514.91
11/30/1999     19,943.20           25,529.83
12/31/1999     21,964.24           28,090.47
 1/31/2000     20,675.58           26,714.03
 2/29/2000     21,380.17           27,641.01
 3/31/2000     21,956.62           28,398.37
 4/28/2000     20,545.20           26,566.68
 5/31/2000     20,148.57           25,929.08
 6/30/2000     20,856.49           27,041.44
 7/31/2000     19,865.47           25,683.96
 8/31/2000     20,057.16           25,956.21
 9/29/2000     19,086.01           24,648.01
10/31/2000     18,456.28           23,839.56
11/30/2000     17,652.71           22,776.31
12/31/2000     18,138.35           23,336.61
 1/31/2001     18,503.20           23,852.35
 2/28/2001     17,218.76           22,230.39
 3/30/2001     16,015.75           20,729.84
 4/30/2001     17,113.36           22,068.99
 5/31/2001     16,571.05           21,395.88
 6/30/2001     16,002.68           20,636.33
 7/31/2001     15,594.05           20,097.72
 8/31/2001     15,226.40           19,599.30
 9/28/2001     13,458.20           17,345.38
10/31/2001     13,786.89           17,815.44
11/30/2001     14,416.76           18,597.54
12/31/2001     14,456.93           18,664.49
 1/31/2002     13,771.57           17,796.59
 2/28/2002     13,950.25           17,983.45
 3/29/2002     14,793.86           18,994.12
 4/30/2002     14,910.47           19,233.45
 5/31/2002     15,106.58           19,562.34
 6/28/2002     14,514.59           18,773.98
 7/31/2002     13,088.04           16,894.70
 8/31/2002     13,076.08           16,909.91
 9/28/2002     11,585.10           14,970.34
10/31/2002     12,027.79           15,627.54
11/30/2002     12,663.02           16,460.49
12/31/2002     12,261.97           15,937.04
 1/31/2003      8,991.13           11,630.86
 2/28/2003      8,818.76           11,404.06
 3/29/2003      8,574.05           11,074.48
 4/30/2003      9,388.30           12,148.71
 5/31/2003      9,962.63           12,948.09
 6/28/2003     10,329.08           13,427.17
 7/31/2003     10,636.48           13,872.95
 8/31/2003     11,017.53           14,357.12
 9/28/2003     11,316.09           14,767.73
10/31/2003     12,005.35           15,758.65
11/30/2003     12,268.41           16,102.18
12/31/2003     13,181.59           17,330.78

Value on 12/31/03:
------------------
$13,182  International Equity Index Fund
$17,331  International Equity Index Benchmark(1)

MORNINGSTAR
CATEGORY+:

..    Foreign Large Blend

MORNINGSTAR
RISK+:

..    Average (VL/VUL)

..    Average (VA)

MORNINGSTAR
RATING+:

..    *****(VL/VUL)

..    *****(VA)

TOP TEN HOLDINGS (as of December 31, 2003)

                                              % of
                                             Assets
                                             ------
BP Amoco plc                                  2.1%
Vodafone AirTouch plc                         1.9%
HSBC Holdings plc                             1.9%
GlaxoSmithKline plc                           1.5%
Total Fina SA                                 1.5%
Royal Dutch Petroleum Co.                     1.4%
Novartis AG                                   1.2%
Nestle SA                                     1.1%
Toyota Motor Corp.                            1.0%
Nokia Oyj                                     1.0%

AVERAGE ANNUAL TOTAL RETURNS*

               International     International Equity
             Equity Index Fund    Index Benchmark(1)
             -----------------   --------------------
1 Year             41.99%               44.57%
3 Years            -1.36                -0.43
5 Years             0.74                 1.43
10 Years            2.80                 5.65

DIVERSIFICATION BY REGION AND COUNTRY (3)
(as of December 31, 2003)

                                   % of
                                  Assets
                                  ------
Europe (excluding U.K.)           38.4%
United Kingdom (U.K.)             22.3%
Japan                             18.5%
Pacific Basin (excluding Japan)    6.8%
Emerging Markets                   6.4%
Canada                             5.0%
United States                      2.7%

DIVERSIFICATION BY REGION(4)

Developed Markets   91%
Emerging Markets     9%

(1) The International Equity Benchmark represents the MSCI EAFE from May 1988 to April 1998 and then MSCI EAFE GDP weighted from May 1998 to June 1999 and then 90% MSCI EAFE GDP/10% MSCI Emerging Markets Free from July 1999 to October 2003 and now the MSCI All Country World Free excluding U.S. from November 2003 to present.

* Total returns are for the period ended December 31, 2003. Returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

+ Source: MorningStar, Inc. Data as of 12/31/03. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 367 VL/VUL subaccounts and 570 VA subaccounts in the Morningstar Foreign Large Blend category. This represents the Morningstar 3 year rating.

(3)  Calculations based upon country in which security is traded (listed).

(4)  Calculations based upon country in which security is domiciled.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)]
             [THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK]

                            VOTING INSTRUCTIONS FORM

     Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. A voting instruction form is provided for the International Index Trust in which your contract values were invested as of April 20, 2004. Please sign, date and return the voting instruction form in the enclosed postage-paid envelope.

     Voting instructions must be received by June 17, 2004 to be voted at the Meeting to be held on June 18, 2004.

International Index Trust

     These voting instructions are solicited by [The Manufacturers Life Insurance Company (U.S.A.)] [The Manufacturers Life Insurance Company of New York] in connection with a solicitation of proxies by the Board of Trustees of Manufacturers Investment Trust.

     The undersigned hereby instructs [The Manufacturers Life Insurance Company (U.S.A.)] [The Manufacturers Life Insurance Company of New York] to vote the shares of Manufacturers Investment Trust (the "Trust") attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 73 Tremont Street, Boston, Massachusetts 02108 at 10:00 a.m., Boston time, June 18, 2004, and any adjournments thereof, as indicated below.

Date: _____________, 2004

Please sign in box below:

     If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a "Partner." If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a "Trustee."


-------------------------------------------
Signature(s), Title(s), if applicable

          Indicate your vote below by filling in the appropriate boxes using blue or black ink or a number 2 pencil.

                       Please do not use fine point pens.

------------------------------------------------

     This voting instructions form, if properly executed, will be voted in the manner directed by the contract owner. If no direction is made, this voting instructions form will be voted "For" all proposals. Please refer to the Proxy Statement/Prospectus for a discussion of the proposals.

                                                 For    Against  Abstain

1. Approval of Agreement and Plan of
   Reorganization.                               [_]      [_]      [_]
2. To transact such other business as may properly come before the Meeting.


------------------------------------------------

     Please mark your Voting Instructions Form, date and sign it on the reverse side, and return it promptly in the accompanying envelope which requires no postage if mailed in the United States.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I
                              197 Clarendon Street
                           Boston, Massachusetts 02117

                       STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May __, 2004

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated May __, 2004 for the Special Meeting of Shareholders of the International Index Trust, a separate series of the Manufacturers Investment Trust ("MIT"), to be held on June 18, 2004. The Proxy Statement/Prospectus describes the proposed reorganization providing for the transfer of all of the assets and liabilities of the MIT International Index Trust to, and in exchange for Series I and Series II shares of, the International Equity Index Fund, a separate series of the John Hancock Variable Series Trust I ("JHVST"). A copy of the Proxy Statement/Prospectus may be obtained without charge by writing to JHVST at the address above or by calling toll free (800) 576-2227.

         This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that accompany it and have been filed with the Securities and Exchange Commission (SEC):

(1) The financial statements of the International Equity Index Fund of JHVST appearing in its Annual Report to Shareholders for the year ended December 31, 2003, and the report of Ernst & Young LLP, independent auditors, appearing therein; and

(2) The financial statements of MIT appearing in its Annual Report to Shareholders for the year ended December 31, 2003, and the report of PricewaterhouseCoopers, LLP, independent accountants, appearing therein.

                                TABLE OF CONTENTS

Statement of Additional Information of JHVST, dated May 1, 2004 (to be filed by amendment).

MIT International Index Trust and JHVST International Equity Index Fund Pro Forma Financial Statements
  Pro Forma Combining Statement of Assets and
     Liabilities -- December 31, 2003 (Unaudited)

  Pro Forma Combining Statement of Operations -- For the
     Year Ended December 31, 2003 (Unaudited)

  Pro Forma Combining Schedule of Portfolio
     Investments -- December 31, 2003 (Unaudited)


              MIT International Index Trust and JHVST International
                Equity Index Fund Pro Forma Financial Statements

     The Pro Forma Combining Statement of Operations set out below provides information about the impact of the proposed Reorganization by indicating how the Reorganization might have affected the Funds' results of operations if the Reorganization had been consummated as of December 31, 2002. The Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Schedule of Portfolio Investments show how the Reorganization might have affected the Funds' assets and liabilities if it had been consummated as of December 31, 2003. In each case the combined results give effect to the pro-forma adjustments described in the related footnotes.

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(Unaudited)

(000's Omitted)
                                                                           VST             MIT
                                                                      International    International                 Pro forma
                                                                      Equity Index      Index Trust   Adjustment     Combined
                                                                      ---------------------------------------------------------
Assets:
Investments in securities, at value                                   $   167,180     $   108,882                   $   276,062
(Cost: Target Fund - $142,128
       Acquiring Fund - $87,510)
Foreign currency at value                                                      47              17                            64
Receivable for:
   Investments sold                                                             1               4                             5
   Fund shares sold                                                            80              94                           174
   Income receivable                                                          242              88                           330
   Futures contracts variation margin                                           9               5                            14
   Forward foreign currency exchange
     contracts sold                                                            74                                            74
   Foreign tax withholding reclaims                                                            22                            22
   Other assets                                                                 7               1                             8
                                                                      ---------------------------------------------------------
Total assets                                                              167,639         109,113                       276,753
                                                                      ---------------------------------------------------------

LIABILITIES
Payables for:
   Collateral for securities on loan                                        8,571           9,718                        18,289
   Due to adviser                                                                               1                             1
   Forward foreign currency exchange
     contracts purchased                                                       12                                            12
   Other liabilities                                                           20              18                            38
                                                                      -----------     -----------                   -----------
Total liabilities                                                           8,603           9,737                        18,340
Net assets                                                            $   159,037     $    99,376                   $   258,413
                                                                      ===========     ===========                   ===========

Composition of net assets:
   Capital paid-in                                                    $   169,314     $   105,335                   $   274,649
   Accumulated net realized loss on investments,
     futures and foreign currency transactions                            (22,996)         (4,586)                      (27,582)

   Undistributed net investment loss                                         (421)           (415)                         (836)

   Net unrealized appreciation (depreciation) of:
     Investments                                                           13,002          (1,268)                       11,734
     Futures                                                                   79             195                           274
     Translation of assets and liabilities in foreign currencies               59               6                            65
   Capital shares at par value $.01                                                           109                           109
                                                                      -----------     -----------                   -----------
Net assets                                                            $   159,037     $    99,376                   $   258,413
                                                                      ===========     ===========                   ===========

Outstanding Shares:

NAV Shares                                                            $11,508,157                    $              $11,508,157
Series I Shares - A                                                                                   5,947,684       5,947,684
Series II Shares - B                                                                                  1,243,084       1,243,084
Series I Shares - MIT International Index Trust - A                                   $ 9,056,146
Series II Shares - MIT International Index Trust - B                                    1,891,983

Net asset value per share:

NAV Shares                                                            $     13.82                                   $     13.82
Series I Shares - A                                                           -                                     $     13.82
Series II Shares - B                                                          -                                     $     13.82
Series I Shares - MIT International Index Trust - A                                   $      9.08
Series II Shares - MIT International Index Trust - B                                         9.08


A - Series I of the Acquired Fund are exchanged for Series I of the Acquiring Fund upon consummation of the reorganization. Initial per share values of Series I shares are presumed to equal that of NAV Shares.

B - Series II of the Acquired Fund are exchanged for Series II of the Acquiring Fund upon consummation of the reorganization. Initial per share values of Series II shares are presumed to equal that of NAV Shares.

PRO FORMA COMBINING STATEMENT OF OPERATIONS
December 31, 2003
(Unaudited)

(000's Omitted)

                                              VST International  MIT International                    Pro forma
                                                Equity Index        Index Trust       Adjustments     Combined
                                               ---------------------------------------------------------------
Investment Income:
   Interest                                    $         57        $       100      $                 $    157
   Dividends                                          2,738              1,739                           4,477
   Securities lending                                   146                 41                             187
   Less Foreign taxes withheld                                            (182)                           (182)
                                               ------------        -----------                        --------
Total investment income                               2,941              1,698                           4,639

Expenses:
   Investment advisory fee                              214                288          (231)   A          271
   Custodian fees                                       253                 18          (244)   B           27
   Fund administration fees                                                  8            (8)   B            -
   Audit & Legal fees                                    25                 15           (10)   B           30
   Printing & mailing fees                               10                  6            (3)   B           13
   Registration and filing fees                                              1            (1)   B            -
   Trustees' fees                                         4                  1                               5
     Other fees                                          10                  2            (1)   B           11
     Distribution fee for Series I                                          91                              91
     Distribution fee for Series II                                         40                              40
                                               ------------        -----------      ---------         --------
Total expenses                                          516                470                             488  C
   Less expenses reimbursed                            (189)               (15)           --
                                               ------------        -----------      ---------         --------
Net expenses                                            327                455          (498)              488
                                               ------------        -----------                        --------
Net investment income                                 2,614              1,243                           4,151
                                               ------------        -----------                        --------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments                                       (7,135)              (133)                         (7,268)
   Financial futures contracts                          282              1,406                           1,688
   Foreign currency transactions                        516               (277)                            239

Change in unrealized appreciation
     (depreciation) on:
   Investments                                       50,873             21,167                          72,040
   Futures                                              171                193                             364
   Translation of assets and
     liabilities in foreign currencies                   (4)                (9)                            (13)
                                               ------------        -----------                        --------
Net realized and unrealized gain                     44,703             22,347                          67,050
                                               ------------        -----------                        --------
Net increase in net assets
     resulting from operations                 $     47,317        $    23,590                        $ 71,201
                                               ============        ===========                        ========


A - Based on contract in effect for the Acquiring Fund.

B - Decreases reflect the elimination of duplicative expenses achieved by merging the funds, and reduced custodian fees for the Acquiring Fund that became effective April 1, 2004.

C - One time transaction fees relating directly to the Reorganization were not considered in the proforma statement of operations. Estimated one time transaction fees are $75,000 for each fund or $150,000 in total.

PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Unaudited)

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. International Equity Index and the MIT International Index Trust, combined on December 31, 2003.

                                              -------------------------------------------------------------------------------------
                                              VST INTERNATIONAL EQUITY INDEX  MIT INTERNATIONAL INDEX TRUST   PRO FORMA COMBINED
                                              -------------------------------------------------------------------------------------
                                                            MARKET VALUE        NUMBER OF   MARKET VALUE    NUMBER OF  MARKET VALUE
     Name of Issuer                               SHARES       (000'S           SHARES OR      (000'S        SHARES OR    (000'S
                                                              OMITTED)          PAR VALUE     OMITTED)      PAR VALUE    OMITTED)
                                              -------------------------------------------------------------------------------------
COMMON STOCK

Australia - 3.9%                              #
Alumina, Ltd. *                                      19,300        95             13,123          65          32,423          160
Amcor, Ltd. *                                                                     10,060          63          10,060           63
AMP, Ltd.                                            50,472       190             17,632          66          68,104          256
Ansell, Ltd. *                                       11,800        57              2,243          11          14,043           68
Aristocrat Leisure, Ltd. *                                                         2,388           3           2,388            3
Austrailia Gas Light Company, Ltd. *                                               5,101          43           5,101           43
Australia and New Zealand Bank Group Ltd. *                                       20,981         279          20,981          279
Australian Stock Exchange, Ltd. *                                                  1,311          17           1,311           17
BHP Steel *                                          33,357       141              9,229          39          42,586          180
Boral, Ltd. *                                                                      6,916          26           6,916           26
Brambles Industries, Ltd. * (a)                                                   11,480          46          11,480           46
Broken Hill Proprietary Co., Ltd. *                  78,691       722             43,744         401         122,435        1,123
Centro Props Group *                                                               6,710          20           6,710           20
CFS Gandel Retail Trust *                                                         13,880          14          13,880           14
Coca-Cola Amatil, Ltd. *                                                           5,717          27           5,717           27
Cochlear, Ltd. *                                                                     563           9             563            9
Coles Myer, Ltd. *                                   23,600       134             12,639          72          36,239          206
Commonwealth Bank of Australia                       27,670       614             14,641         325          42,311          939
Commonwealth Property Office Fund *                                               16,430          14          16,430           14
Computershare, Ltd. *                                                              4,926          12           4,926           12
CSL, Ltd. *                                           2,600        35              1,843          25           4,443           60
CSR, Ltd.                                            65,000        91              9,889          14          74,889          105
David Jones, Ltd. *                                                                2,251           2           2,251            2
Deutsche Office Trust *                                                           14,906          12          14,906           12
Foster's Brewing Group, Ltd. *                       39,000       132             25,387          86          64,387          218

Futuris Corp., Ltd. *                                                           6,834          8               6,834            8
General Property Trust                              168,892       380          22,880         51             191,772          431
Harvey Norman Holding, Ltd. *                                                   5,707         13               5,707           13
HHG plc *                                            50,472        36                                         50,472           36
Iluka Resources, Ltd. *                                                         2,500          8               2,500            8
Investa Property Group *                                                       15,352         23              15,352           23
James Hardie Industries NV *                                                    5,490         28               5,490           28
John Fairfax Holdings, Ltd. *                                                  10,236         27              10,236           27
Leighton Holdings *                                                             1,493         13               1,493           13
Lend Lease Corp.                                     10,600        80           4,246         32              14,846          112
Lion Nathan,  Ltd. *                                                            3,000         14               3,000           14
Macquarie Bank, Ltd. *                                                          2,499         67               2,499           67
Macquarie Goodman *                                                            15,874         20              15,874           20
Macquarie Infrastructure Group *                                               21,866         56              21,866           56
Mayne Nickless, Ltd. *                                                          8,985         22               8,985           22
Mirvac Group *                                                                  7,935         26               7,935           26
National Australia Bank, Ltd.                        31,556       712          17,545        396              49,101        1,108
Newcrest Mining, Ltd. *                                                         3,890         38               3,890           38
News Corp., Ltd.                                     31,113       281          17,031        154              48,144          435
NRMA Insurance Group, Ltd. *                                                   20,058         64              20,058           64
OneSteel, Ltd.                                       37,275        57           5,172          8              42,447           65
Orica, Ltd.                                           8,400        88           3,066         32              11,466          120
Origin Energy, Ltd. *                                                           8,130         29               8,130           29
PaperlinkX, Ltd. *                                                              4,733         18               4,733           18
Patrick Corp., Ltd. *                                                           1,769         19               1,769           19
Publishing & Broadcasting, Ltd. *                                               1,585         15               1,585           15
QBE Insurance Group, Ltd. *                          30,618       244           7,711         62              38,329          306
Rinker Group Ltd.                                    18,000        89          10,937         54              28,937          143
Rio Tinto, Ltd.                                       5,600       157           3,619        101               9,219          258
Santos, Ltd. *                                       39,200       203           6,535         34              45,735          237
Sonic Healthcare, Ltd. *                                                        2,854         15               2,854           15
Sons Of Gwalia, Ltd. *                                                            670          2                 670            2
Southcorp, Ltd. *                                                               6,901         14               6,901           14
Stockland                                            56,157       221          13,903         55              70,060          276
Suncorp-Metway, Ltd. *                                                          6,181         58               6,181           58
Tab, Ltd. *                                                                     5,702         20               5,702           20
Tabcorp Holdings, Ltd.                               16,400       139           4,739         40              21,139          179
Telstra Corp. *                                      43,000       156          25,507         93              68,507          249
Toll Holdings, Ltd. *                                                           2,546         16               2,546           16
Transurban Group *                                                              5,224         18               5,224           18

Wesfarmers, Ltd. *                                                              4,374         87               4,374           87
Westfield Holdings, Ltd. *                                                      5,050         53               5,050           53
Westfield Trust                                     142,560       382          25,433         68             167,993          450
Westpac Banking Corp., Ltd. *                        31,200       376          20,984        253              52,184          629
WMC Resorces, Ltd. *                                 19,300        82          13,039         55              32,339          137
Woodside Petroleum, Ltd. *                                                      5,389         60               5,389           60
Woolworths, Ltd. *                                   16,300       145          11,903        106              28,203          251
                                                              -------                   --------                         --------
                                                                6,039                      4,136                           10,175

Austria - 0.2%                                    #
Bank Austria Creditanstalt *                          2,049       105             469         24               2,518          129
Bohler Uddeholm AG                                    1,600       108              43          3               1,643          111
BWT AG                                                2,000        37                                          2,000           37
Erste Bank AG *                                         658        81             359         44               1,017          125
Flughafen Wien AG                                     2,178       102             119          5               2,297          107
Immofinanz Immobiien Anlage AG *                                                3,481         28               3,481           28
Mayr-Melnhof Karton AG *                                                           68          8                  68            8
Oesterreichische Elektrizitaets AG, Class A *                                      70          8                  70            8
OMV AG *                                                                          154         23                 154           23
RHI AG * (a)                                                                       94          2                  94            2
Telekom Austria AG *                                                            2,323         29               2,323           29
VA Technologie AG *                                                                71          2                  71            2
Voestalpine AG *                                                                  284         12                 284           12
Wienerberger Baustoffindustrie AG *                                               300          8                 300            8
                                                              -------                   --------                         --------
                                                                  433                        196                              629

Belgium - 1.0%                                    #
Agfa Gevaert NV *                                                               1,360         39               1,360           39
Barco NV *                                                                        120         11                 120           11
Bekaert NV                                              890        57             198         13               1,088           70
Cofinimmo SA *                                                                     40          5                  40            5
Colruyt NV                                              970        93             190         18               1,160          111
Compagnie Maritime Belge SA                             521        42              42          3                 563           45
D' Ieteren SA                                           390        80              31          6                 421           86
Delhaize SA                                           2,855       147             828         43               3,683          190
DEXIA *                                               7,205       124           7,439        128              14,644          252
Electrabel SA                                           254        80             348        109                 602          189
Exmar SA *                                              521        22                                            521           22
Fortis *                                             13,470       271          11,983        241              25,453          512
GPE Bruxelles LAM                                     2,388       134             795         45               3,183          179

Interbew                                              5,301       141           1,734         46               7,035          187
KBC Bancassurance Holding NV                          2,540       119           1,091         51               3,631          170
Mobistar SA *                                                                     249         14                 249           14
NV Union Miniere SA                                   1,461       102             204         14               1,665          116
Omega Pharma SA *                                                                 277          9                 277            9
Solvay SA                                             1,215       105             744         64               1,959          169
UCB SA *                                              3,900       147           1,078         41               4,978          188
                                                             --------                   --------                         --------
                                                                1,664                        900                            2,564

Brazil - 0.0%                                     #
Aracruz Celulose SA - ADR *                           1,500        55                                          1,500           55

Canada - 3.0%                                     #
Abitibi Consolidated, Inc. *                          9,699        78                                          9,699           78
Alcan Aluminum, Ltd.                                  5,575       261                                          5,575          261
ATI Technologies, Inc.                                5,104        77                                          5,104           77
Bank of Montreal                                      8,151       337                                          8,151          337
Bank Nova Scotia Halifax *                            8,445       430                                          8,445          430
Barrick Gold Corp.                                    9,441       214                                          9,441          214
BCE, Inc.                                             5,282       118                                          5,282          118
Biovail Corp. *                                       2,999        65                                          2,999           65
Bombardier, Inc. - Cl.B *                            27,549       117                                         27,549          117
Brascan Corp. - Cl. A                                 3,244       100                                          3,244          100
Brookfield Properties Corp. *                         3,034        88                                          3,034           88
Canadian National Railway Co.                         3,587       228                                          3,587          228
Canadian Natural Resources, Ltd.                      2,759       139                                          2,759          139
Canadian Pacific Railway                              4,175       118                                          4,175          118
Canadian Tire, Ltd. - Cl.A *                          2,230        68                                          2,230           68
Canadian Imperial Bank of Commerce                    6,082       301                                          6,082          301
Celestica, Inc. *                                     4,634        70                                          4,634           70
Cognos, Inc. *                                        1,996        61                                          1,996           61
CP Ships, Ltd. Common                                 3,706        77                                          3,706           77
Dofasco, Inc.                                         2,944        82                                          2,944           82
Enbridge, Inc.                                        2,600       108                                          2,600          108
Encana Corp.                                          8,422       332                                          8,422          332
Fairmont Hotels Resorts, Inc.                         2,964        81                                          2,964           81
Goldcorp, Inc.                                        4,202        67                                          4,202           67
Great West Lifeco, Inc.                               2,299        81                                          2,299           81
Husky Energy, Inc.                                    4,971        90                                          4,971           90
Imperial Oil, Ltd.                                    2,992       133                                          2,992          133

Inco, Ltd. *                                          3,788       151                                          3,788          151
Investors Group, Inc. *                               3,075        74                                          3,075           74
Loblaw Co., Ltd.                                      2,200       114                                          2,200          114
Magna International, Inc.                             1,687       136                                          1,687          136
MDS, Inc. *                                           4,378        68                                          4,378           68
Molson Cos., Ltd.                                     2,729        76                                          2,729           76
National Bank of Canada                               3,571       119                                          3,571          119
Nexen, Inc.                                           3,127       114                                          3,127          114
Noranda, Inc.                                         6,028        96                                          6,028           96
Nortel Networks Corp.                                70,287       299                                         70,287          299
Petro Canada                                          4,246       210                                          4,246          210
Placer Dome, Inc.                                     7,841       141                                          7,841          141
Potash Corp. of Saskatchewan, Inc. *                  1,128        98                                          1,128           98
Power Corp. Canada                                    3,014       113                                          3,014          113
Power Financial Corp.                                 2,532        97                                          2,532           97
Royal Bank of Canada                                 10,639       509                                         10,639          509
Shaw Communications, Inc.                             5,140        80                                          5,140           80
Shell Canada, Ltd.                                    2,271       108                                          2,271          108
Sun Life Financial, Inc. *                           10,490       262                                         10,490          262
Suncor Energy , Inc.                                  8,607       216                                          8,607          216
Talisman Energy, Inc.                                 2,702       154                                          2,702          154
Teck Cominco, Ltd.                                    5,191        88                                          5,191           88
Thomson Corp.                                         4,493       164                                          4,493          164
Transalta Corp.                                       4,891        70                                          4,891           70
TransCanada Corp.                                     8,180       176                                          8,180          176
Weston George, Ltd.                                   1,156        93                                          1,156           93
                                                             --------                                                    --------
                                                                7,747                                                       7,747

Czech Republic - 0.1%                             #
Ceske Energeticke Zavody AS                          21,600       123                                         21,600          123
Komercni Banka AS *                                     900        85                                            900           85
                                                             --------                                                    --------
                                                                  208                                                         208

Denmark - 0.6%                                    #
A P Moller- Maersk A/S *                                 16       115              13         94                  29          209
AS Det Ostasiatiske Kompagni *                                      -             213          9                 213            9
Bang & Olufsen AS - B Series *                                      -             100          4                 100            4
Carlsberg AS, B Shares *                                            -             300         14                 300           14
Coloplast AS, Class B *                                             -             125         11                 125           11
Danisco AS                                            3,050       136             550         25               3,600          161

Danske Bank                                       8,587       201        5,900       138        14,487       339
DSV *                                                           -          200         9           200         9
FLS Industries AS, B Shares *                                   -          200         2           200         2
GN Store Nord AS *                                              -        2,323        15         2,323        15
Group 4 Falck *                                                 -          800        16           800        16
H. Lundbeck AS *                                                -          938        16           938        16
ISS AS                                            1,650        81          500        25         2,150       106
Kobenhavn Lufthavne *                                           -           70         8            70         8
NEG Micon AS *                                                  -          200         3           200         3
NKT Holding *                                                   -          100         2           100         2
Novo Nordisk AS                                   3,148       128        2,977       121         6,125       249
Novozymes AS                                      4,450       162          626        23         5,076       185
Tele Danmark AS                                   4,150       150        1,650        59         5,800       209
Topdanmark AS *                                                 -          300        16           300        16
Vestas Wind Systems AS                            2,500        41        1,268        21         3,768        62
William Demant Holdings *                                       -          300        10           300        10
                                                         --------                 ------                --------
                                                            1,014                    641                   1,655

Finland -1.3%                           #
Amer Group, Ltd. *                                                         300        13           300        13
Asko Oyj *                                                                 300         9           300         9
Elisa Corporation *                                                      1,650        22         1,650        22
Fortum Corp. *                                                           4,000        41         4,000        41
KCI Konecranes Oyj *                                                       200         7           200         7
Kesko Oyj *                                                                700        12           700        12
Kone Corp. *                                                               420        24           420        24
Metra Oyj, B Shares *                                                      400         8           400         8
Metso Oyj *                                                              1,300        16         1,300        16
Nokia Oyj *                                      91,721     1,584       55,955       967       147,676     2,551
Nokian Renkaat Oyj *                                            -          100         7           100         7
Orion, Series B *                                               -          500        11           500        11
Outokumpu Oyj *                                                 -        1,100        15         1,100        15
Pohjola Group PLC *                                             -          200         5           200         5
Rautaruukki Oyj *                                               -          800         6           800         6
Sampo Insurance Co. plc                           4,700        49        3,200        33         7,900        82
Stora Enso Oyj *                                  7,903       106        7,259        98        15,162       204
Tietoenator Oyj                                   1,338        37          901        25         2,239        62
UPM-Kymmene Corp.                                 7,900       150        6,100       116        14,000       266
                                                         --------                 ------                --------
                                                            1,926                  1,435                   3,361

France - 8.3%                              #
Accor SA                                             4,483         203        2,180           99          6,663        302
Air France *                                                         -          917           14            917         14
Air Liquide                                          1,412         249        1,168          206          2,580        455
Air Liquide SA *                                                     -          580          102            580        102
Alcatel                                             23,577         303       14,207          183         37,784        486
Alstom *                                                                      3,692            6          3,692          6
Alstom *                                                                      2,424            -          2,424          -
Alstom Subscription *                                                           122            -            122          -
Altran Technologies SA *                             6,277          81                                    6,277         81
Areclor                                              7,731         135                                    7,731        135
Atos Origin SA *                                                     -          273           17            273         17
Autoroutes du Sud de la France *                                     -          841           28            841         28
Aventis SA *                                        12,657         836        7,916          523         20,573      1,359
AXA *                                               27,474         587       16,448          352         43,922        939
BNP Paribas *                                       13,566         853        9,484          597         23,050      1,450
Bouygues SA *                                        3,607         126        2,331           81          5,938        207
Business Objects                                     1,259          44          803           28          2,062         72
Caisse Nationale du Credit Agricole *                                -        4,214          101          4,214        101
Cap Gemini SA *                                      1,627          72        1,247           55          2,874        127
Carrefour SA *                                      11,330         621        6,676          366         18,006        987
Casino Guichard-Perrachon SA                         1,045         102          432           42          1,477        144
CIE De St. Gobain *                                  6,517         319        3,652          179         10,169        498
Club Mediterranee SA                                   838          31          101            4            939         35
Cnp Assurances * (a)                                                 -          400           21            400         21
Dassault Systemes SA *                               1,995          91          649           30          2,644        121
EADS, Inc.                                           5,569         132        3,288           78          8,857        210
Essilor International                                2,365         122        1,106           57          3,471        179
France Telecom                                      20,955         598       12,603          360         33,558        958
Gecina *                                                             -          179           26            179         26
Groupe Danone *                                      1,748         285        1,435          234          3,183        519
Hermes International *                                               -          100           19            100         19
Imerys SA *                                                          -           94           20             94         20
Klepierre *                                                          -          250           15            250         15
Lafarge *                                                            -          494           44            494         44
Lafarge SA *                                         2,579         229        1,944          173          4,523        402
Lagardere SCA                                        3,125         180        1,433           83          4,558        263
L'Oreal SA                                           6,925         567        3,948          323         10,873        890
LVMH * (Louis Vuitton Moet Hennessy)                 4,273         311        2,853          207          7,126        518
Michelin                                             3,462         159        1,624           74          5,086        233

Pechiney SA, Class A *                                         -          729         45            729        45
Pernod Ricard                                    1,045       116          611         68          1,656       184
Peugoet SA                                       1,567        80        2,099        107          3,666       187
Pinault-Printemps-Redoute SA *                   1,465       142          794         77          2,259       219
Publicis Groupe SA *                             2,645        86        1,161         37          3,806       123
Renault                                          3,207       221        1,992        137          5,199       358
Sagem SA                                           731        78          239         26            970       104
Sanofi-Synthelabo SA *                           7,657       576        4,269        321         11,926       897
Schneider SA *                                   4,580       299        2,406        157          6,986       456
Societe BIC SA                                   1,234        57          357         16          1,591        73
Societe Generale *                               5,636       497        3,829        338          9,465       835
Societe Television Francaise                     4,028       140        1,417         49          5,445       189
Sodexho Alliance *                                             -        1,097         33          1,097        33
STMicroelectronics *                            10,712       290        6,821        185         17,533       475
SUEZ                                            15,282       307        9,349        188         24,631       495
Technip SA *                                                   -          207         22            207        22
Thomson CFS                                      1,747        59          839         28          2,586        87
Thomson Multimedia *                             2,834        60        2,761         59          5,595       119
Total Fina SA - Cl.B *                          12,377     2,299        7,509      1,394         19,886     3,693
Unibail SA                                       1,797       168          458         43          2,255       211
Valeo SA                                         1,489        60          867         35          2,356        95
Veolia Environnement *                                         -        2,814         76          2,814        76
Vinci SA *                                                     -          803         66            803        66
Vivendi Universal SA *                                         -       10,617        258         10,617       258
Wanadoo *                                                      -        4,344         35          4,344        35
Zodiac SA *                                                    -          463         13            463        13
                                                         -------                 -------                  -------
                                                          12,771                   8,560                   21,331

Germany - 5.8%                         #
Adidas-Salomon AG                                1,005       114          539         61          1,544       175
Aixtron AG *                                                              607          4            607         4
Allianz AG *                                     4,706       593        3,353        423          8,059     1,016
Altana AG                                        1,460        88          842         51          2,302       139
BASF AG                                         12,086       679        6,322        355         18,408     1,034
Bayer AG *                                      11,401       333        7,649        224         19,050       557
Bayerische Vereinsbank AG *                      6,678       154        4,240         98         10,918       252
Beiersdorf AG *                                                           302         37            302        37
Celesio AG *                                                              374         18            374        18
Commerzbank AG                                   8,364       164        5,044         99         13,408       263
Continental AG                                   2,656       101        1,361         52          4,017       153

DaimlerChrysler AG *                                        15,055       702        10,026       467       25,081       1,169
Deutsche Bank AG *                                           9,067       750         6,108       506       15,175       1,256
Deutsche Boerse AG                                           2,010       110         1,233        67        3,243         177
Deutsche Post AG                                             7,129       147         4,561        94       11,690         241
Deutsche Telekom AG *                                       37,337       683        29,354       537       66,691       1,220
Douglas Holding AG *                                                                   330         9          330           9
E.ON AG                                                      9,846       642         7,257       473       17,103       1,115
Epcos AG *                                                                             574        13          574          13
Fresenius Medical Care AG                                    1,209        86           396        28        1,605         114
Heidelbergcement AG *                                                                  499        21          499          21
Henkel Kgaa-Vorzug *                                                                   685        54          685          54
Hypo Real Estate                                             3,568        89         1,492        37        5,060         126
Infineon Technologies AG *                                   8,538       118         5,447        76       13,985         194
Karstadt Quelle AG *                                                                   510        13          510          13
Linde AG                                                     1,694        91           981        53        2,675         144
Lufthansa AG                                                 4,687        78         2,285        38        6,972         116
MAN AG                                                       2,695        82         1,194        36        3,889         118
Merck & Company, Inc. *                                                                544        23          544          23
Metro AG                                                     2,786       123         1,690        74        4,476         197
MLP AG *                                                                               659        13          659          13
Muenchener Rueckversicherungs-Gesellschaft AG *              2,643       320         1,737       210        4,380         530
ProSieben Sat.1 Media AG *                                                             832        14          832          14
Puma AG                                                        463        82           184        32          647         114
RWE AG                                                       6,823       270         4,879       193       11,702         463
SAP AG *                                                     3,683       618         2,387       400        6,070       1,018
Schering AG *                                                3,162       160         1,929        98        5,091         258
Siemens AG *                                                16,196     1,296         9,338       747       25,534       2,043
Suedzucker AG *                                                                        550        10          550          10
Thyssen Krupp AG *                                           6,252       123         3,702        73        9,954         196
Tui AG                                                       3,781        79         1,512        31        5,293         110
Volkswagen AG                                                3,711       206         2,610       145        6,321         351
WCM Beteilgungs & Grundbesitz AG *                                                   1,700         2        1,700           2
Wella AG *                                                                             163        14          163          14
                                                                     -------                 -------                 --------
                                                                       9,081                   6,023                   15,104

Greece - 0.4%                                      #
Alpha Bank *                                                                         1,900        57        1,900          57
Attica Enterprises Holding SA *                                                        700         4          700           4
Bank of Piraeus                                              8,434       101         1,600        19       10,034         120
Commercial Bank of Greece                                    3,706        93           700        18        4,406         111

Duty Free Shops *                                                                     270        5          270         5
EFG Eurobank                                                 8,088      156         2,210       43       10,298       199
Folli-Follie SA *                                                                     100        3          100         3
Greek Organization of Football Prognostics *                                        1,790       26        1,790        26
Hellenic Bottling Co. SA                                     5,160      108           810       17        5,970       125
Hellenic Petroleum SA *                                                             1,200       11        1,200        11
Hellenic Technodomiki Tev SA *                                                        500        3          500         3
Hellenic Telecommunications Organization SA *                                       3,040       40        3,040        40
Intracom SA                                                  5,252       36         1,100        7        6,352        43
National Bank Of Greece *                                                           2,162       56        2,162        56
Public Power Corp. *                                                                1,180       29        1,180        29
Techniki Olympiaki SA *                                                               600        3          600         3
Titan Cement Co. SA                                          2,217       91           340       14        2,557       105
Viohalco *                                                                          1,130        7        1,130         7
Vodafone Panafon SA *                                       15,869      123         2,000       16       17,869       139
                                                                     ------                  -----                 ------
                                                                        708                    378                  1,086

Hong Kong - 1.5%                                   #                                                          0         -
ASM Pacific Technology, Ltd. *                                            0         2,000        9        2,000         9
Bank of East Asia *                                                       0        16,000       49       16,000        49
Beijing Datang Power Generation Co., Ltd.                  263,000      188                      -      263,000       188
BOC Hong Kong Holdings, Ltd. *                                            0        30,000       57       30,000        57
Cathay Pacific Airways                                      20,000       38        12,000       23       32,000        61
Cheung Kong Holdings, Ltd. *                                              0        18,000      143       18,000       143
Cheung Kong Infrastructure Holdings, Ltd. *                               0         6,000       13        6,000        13
China Southern Airlines Co. Ltd *                          207,000       89                      -      207,000        89
China Telecom, Ltd. *                                       16,199       50                      -       16,199        50
CLP Holdings, Ltd.                                          42,100      200        20,900       99       63,000       299
Esprit Holdings, Ltd. *                                                   0         7,500       25        7,500        25
Giordano International, Ltd. *                                            0        20,000        9       20,000         9
Guangshen Railway Co., Ltd. *                              499,000      141                      -      499,000       141
Hang Lung Properties, Ltd. *                                              0        13,000       17       13,000        17
Hang Seng Bank, Ltd. *                                      25,000      328         9,000      118       34,000       446
Henderson Land Development Co., Ltd. *                      22,000       97         8,000       35       30,000       132
Hong Kong & China Gas Company, Ltd. *                                     0        42,490       65       42,490        65
Hong Kong Electric Holdings, Ltd. *                                       0        16,500       65       16,500        65
Hong Kong Exchange & Clearing, Ltd. *                                     0        12,000       26       12,000        26
Hopewell Highway *                                                        0           700        -          700         -
Hopewell Holdings, Ltd. *                                                 0         7,000       11        7,000        11
HSBC Holdings plc                                            4,900       77                      -        4,900        77

Hutchison Whampoa, Ltd. *                                41,500          305     24,800         182     66,300       487
Hysan Development Company, Ltd. *                                          0      6,000           9      6,000         9
Island Cable Communications *                             6,200            1      1,200           -      7,400         1
Johnson Electric Holdings, Ltd. *                        33,000           42     18,000          23     51,000        65
Legend Holdings *                                       122,000           52                      -    122,000        52
Li & Fung, Ltd. *                                        36,000           62     18,000          31     54,000        93
MTR Corp. *                                                                0     15,500          21     15,500        21
New World Development Co., Ltd.                          48,000           39     19,000          15     67,000        54
PCCW, Ltd.                                               31,876           21     36,984          24     68,860        45
Shangri-La Asia, Ltd. *                                                    0     12,000          11     12,000        11
Sino Land Company, Ltd. *                                                  0     16,000           9     16,000         9
Smartone Telecommunications Holdings, Ltd. *                               0      5,000           5      5,000         5
South China Morning Post, Ltd. *                                           0     10,000           4     10,000         4
Sun Hung Kai Properties, Ltd. *                          46,000          379     15,000         124     61,000       503
Swire Pacific, Ltd. - Cl. A *                            23,500          145     11,000          68     34,500       213
Techtronic Industries Company, Ltd. *                                      0      5,500          15      5,500        15
Television Broadcast, Ltd. *                                               0      3,000          15      3,000        15
Texwinca Holdings, Ltd. *                                                  0      8,000           6      8,000         6
Wharf Holdings, Ltd.                                     62,000          172     14,000          39     76,000       211
                                                                  -----------            -----------           ----------
                                                                       2,426                  1,365                3,791

Hungary - 0.1%                                     #
Gedeon Richter *                                            900          106                               900       106
Mol Magyar Olaj-es Gazipari                               3,600          109                             3,600       109
OTP Bank                                                 10,900          140                            10,900       140
                                                                  -----------                                  ----------
                                                                         355                                         355

Ireland - 0.6%                                     #                                                         0         -
Allied Irish Banks PLC - London *                                          -      6,345         101      6,345       101
Allied Irish Banks plc *                                  8,467          135      3,649          58     12,116       193
Bank of Ireland                                          17,060          233     10,930         149     27,990       382
Bank of Ireland - London *                                                 -        405           6        405         6
CRH PLC - London *                                                         -      4,171          85      4,171        85
CRH plc *                                                 9,000          185      1,944          40     10,944       225
DCC PLC *                                                                  -        400           5        400         5
DCC PLC-GBP *                                                              -        627           9        627         9
Elan Corp.                                                5,813           40      4,143          29      9,956        69
Fyffes *                                                                   -      4,000           8      4,000         8
Grafton Group *                                                            -      2,000          14      2,000        14

Greencore Group *                                                         -      1,069          5      1,069          5
Greencore Group PLC *                                                     -      1,300          6      1,300          6
Independent News & Media *                                                -      6,463         15      6,463         15
Independent News & Media PLC *                                            -        520          1        520          1
Irish Life & Permanent plc                               4,553           73      3,142         51      7,695        124
Kerry Group *                                                             -        800         15        800         15
Kerry Group plc                                          5,800          109        815         15      6,615        124
Ryanair Holdings                                         4,845           40                     -      4,845         40
Ryanair Holdings PLC *                                                    -      1,939         16      1,939         16
Waterford Wedgewood *                                                     -        700          -        700          -
Waterford Wedgewood PLC *                                                 -      8,769          2      8,769          2
                                                                 -----------            ----------            ----------
                                                                        815                   630                 1,445

Israel - 0.2%                                      #
Bank Hapoalim                                           43,700          108                           43,700        108
Bezeq Israeli Telecommunication Corp., Ltd.             23,600           27                           23,600         27
IDB Holding Corp., Ltd.                                  5,100          100                            5,100        100
Koor Industries, Ltd. *                                     83            3                               83          3
Makteshim-Agan Industries, Ltd.                         26,900          101                           26,900        101
Teva pharmaceutical Industries, Ltd. *                   5,200          296                            5,200        296
                                                                 -----------                                  ----------
                                                                        635                                         635

Italy - 3.2%                                       #
Alleanza Assicurazioni *                                 9,339          102      5,390         59     14,729        161
Assicurazioni Generali *                                15,818          418     11,175        296     26,993        714
Autogrill SpA                                            5,723           82      1,307         19      7,030        101
Banca Fideuram                                          15,000           89      3,445         20     18,445        109
Banca Intesa SpA                                        76,966          301     41,262        161    118,228        462
Banca Intesa SPA - Non convertible *                                      -     11,151         32     11,151         32
Banca Nazionale del Lavoro                              41,580           99     17,775         42     59,355        141
Banca Popolare di Milano                                18,100          118      4,533         30     22,633        148
BCA Di Roma *                                           31,073           91     14,103         41     45,176        132
BCE Pop Unite                                            7,459          135                     -      7,459        135
BCP Pop Veron                                            8,371          142      4,267         72     12,638        214
Benetton Group SPA *                                                      -        631          7        631          7
Bulgari SPA *                                                             -      1,750         16      1,750         16
Enel SpA *                                              30,057          204     28,367        193     58,424        397
ENI *                                                   52,773          995     30,411        573     83,184      1,568
Fiat SPA - DI RISP (Non Convertible) *                                    -        680          3        680          3
Fiat SpA *                                              13,040          100      4,217         32     17,257        132

Finecogroup SPA *                                                         -     17,785         12     17,785         12
Finmeccanica SA                                         145,025         113     68,235         53    213,260        166
Gruppo Editoriale L'Espresso SPA *                                        -      1,900         12      1,900         12
Italcementi SPA *                                                         -        854         11        854         11
Luxottica Group                                           4,176          72      1,621         28      5,797        100
Mediaset SpA *                                           13,210         157      6,979         83     20,189        240
Mediobanca SpA                                           11,141         121      5,396         58     16,537        179
Mediolanum SPA *                                                          -      2,775         22      2,775         22
Mondadori (Arnoldo) Editore SPA *                                         -      1,400         13      1,400         13
Monte Paschi Siena                                       29,322          93     12,639         40     41,961        133
Parmalat Finanziaria SPA *                                                -      4,047          1      4,047          1
Pirelli & Co SPA *                                                        -     20,319         21     20,319         21
Riunione Adriatica di Sicorta SpA                         5,255          89      3,513         60      8,768        149
San Paolo-IMI SpA                                         7,083          92     11,816        154     18,899        246
Seat Pagine Gialle *                                     80,911          77     38,084         36    118,995        113
Snam Rete Gas SPA *                                                       -     10,081         43     10,081         43
Snia SPA *                                                                -      3,000          7      3,000          7
Telecom Italia                                          168,243         498     84,977        252    253,220        750
Telecom Italia                                           98,642         201     74,975        153    173,617        354
Telecom Italia Media *                                                    -     14,446          7     14,446          7
Telecom Italia Mobile SpA                                69,129         375     44,093        239    113,222        614
Tiscali SPA *                                                             -      2,417         17      2,417         17
UniCredito Italiano SpA *                                64,732         349     44,136        238    108,868        587
                                                                  ----------            ----------            ----------
                                                                      5,113                 3,156                 8,269

Japan - 18.2%                                      #                                                       0          -
Acom Co., Ltd. *                                          2,300         104        840         38      3,140        142
Aderans Company, Ltd. *                                                   -        400          6        400          6
Advantest                                                 2,000         159        800         63      2,800        222
Aeon Credit Service Company, Ltd. *                                       -        300         13        300         13
Aiful Corp. *                                             1,000          73        500         37      1,500        110
Ajinomoto Co., Inc.                                      12,000         138      6,000         69     18,000        207
All Nippon Airways Company, Ltd. *                                        -      5,000         12      5,000         12
Alps Electric Co.                                         6,000          88      2,000         29      8,000        117
Amada Company, Ltd. *                                                     -      3,000         16      3,000         16
Anritsu Corp. *                                                           -      1,000          7      1,000          7
Aoyama Trading Company *                                                  -        600         12        600         12
Ariake Japan Company, Ltd. *                                              -        200          6        200          6
Asahi Breweries, Ltd.                                    13,000         119      4,500         41     17,500        160
Asahi Chemical Industry Co., Ltd.                        26,000         141     14,000         76     40,000        217

Asahi Glass Co., Ltd.                                 18,000       148      9,000        74     27,000      222
ASATSU-DK, Inc. *                                                    -        300         8        300        8
Ashikaga Financial Group, Inc. *                                     -      9,000         -      9,000        -
Autobacs Seven Company *                                             -        400         9        400        9
Bandai Company *                                                     -        800        20        800       20
Bank of Yokohama, Ltd. *                              23,000       107     11,000        51     34,000      158
Bellsystem24, Inc. *                                                 -         30         6         30        6
Benesse Corp. *                                                      -        800        20        800       20
Bridgestone Corp.                                     13,000       175      8,000       108     21,000      283
Canon, Inc. *                                         13,000       606     10,000       466     23,000    1,072
Capcom Company, Ltd. *                                               -        300         4        300        4
Casio Computer Co.                                     9,000        95      2,000        21     11,000      116
Central Glass Company *                                              -      2,000        13      2,000       13
Central Japan Railway Co.                                 13       112         11        95         24      207
Chiba Bank, Ltd.                                      16,000        66      7,000        29     23,000       95
Chichibu Onoda Cement *                                              -     10,000        28     10,000       28
Chubu Electric Power                                  10,100       211      7,300       152     17,400      363
Chugai Pharmaceutical Co., Ltd.                        7,600       109      3,200        46     10,800      155
Citizen Watch Co., Ltd.                               10,000        92      3,000        28     13,000      120
Coca-Cola West Japan Company, Ltd. *                                 -        400         8        400        8
Comsys Holdings *                                      5,000        32      1,000         6      6,000       38
Credit Saison Co., Ltd.                                3,600        81      1,600        36      5,200      117
CSK Corp. *                                            2,100        76        700        25      2,800      101
Daicel Chemical Industries, Ltd. *                                   -      3,000        12      3,000       12
Daido Life Insurance                                      25        74         14        42         39      116
Daiei, Inc. *                                                        -      2,000         4      2,000        4
Dai-Ichi Pharmaceutical Co., Ltd.                      7,000       126      2,800        50      9,800      176
Daikin Industries, Ltd.                                5,000       116      2,000        46      7,000      162
Daimaru, Inc. *                                                      -      3,000        17      3,000       17
Dainippon Ink & Chemicals, Inc. *                                    -      8,000        15      8,000       15
Dai-Nippon Printng Co., Ltd.                          13,000       183      7,000        98     20,000      281
Dainippon Screen Manufacturing Company, Ltd. *                       -      2,000        14      2,000       14
Daito Trust Construction Co., Ltd.                     2,300        68      1,100        33      3,400      101
Daiwa Bank Holdings                                   92,000       116     53,000        67    145,000      183
Daiwa House Industry Co., Ltd.                        10,000       106      5,000        53     15,000      159
Daiwa Securities Group, Inc.                           2,900        20     14,000        95     16,900      115
Denki Kagaku Kogyo Kabushiki Kaisha *                                -      5,000        16      5,000       16
Denso Corp.                                            8,400       165      5,700       112     14,100      277
Dentsu, Inc. *                                                       -          3        15          3       15
Dowa Mining Company, Ltd. *                                          -      3,000        16      3,000       16

East Japan Railway Co.                                      60       283         40       189        100       472
Ebara Corp. *                                                          -      3,000        13      3,000        13
Eisai Company *                                          4,900       132      2,600        70      7,500       202
Familymart Company, Ltd. *                                             -        800        18        800        18
Fanuc, Ltd. *                                            2,400       144      1,400        84      3,800       228
Fast Retailing Co.                                       1,100        67        600        36      1,700       103
Fuji Electric Holdings *                                               -      7,000        15      7,000        15
Fuji Photo Film Company, Ltd. *                          9,000       291      5,000       162     14,000       453
Fuji Television Network, Inc. *                                        -          3        16          3        16
Fujikura, Ltd. *                                                       -      4,000        24      4,000        24
Fujisawa Pharmeceutical Co., Ltd. *                      7,000       149      3,000        64     10,000       213
Fujitsu, Ltd. *                                         33,000       195     19,000       112     52,000       307
Furukawa Electric Company, Ltd. *                                      -      7,000        23      7,000        23
Gunma Bank *                                                           -      4,000        18      4,000        18
Gunze, Ltd.                                             14,000        63      2,000         9     16,000        72
Hankyu Department Stores *                                             -      2,000        13      2,000        13
Hino Motors, Ltd. *                                                    -      3,000        21      3,000        21
Hirose Electric Co., Ltd. *                              1,100       126        300        34      1,400       160
Hitachi Cable, Ltd. *                                                  -      2,000         8      2,000         8
Hitachi Chemical *                                                     -      1,300        22      1,300        22
Hitachi Software Engineering Company, Ltd. *                           -        300         8        300         8
Hitachi, Ltd.                                           54,000       326     33,000       199     87,000       525
Hokugin Financial *                                                    -     10,000        14     10,000        14
Honda Motor Co.                                         14,300       635      9,100       404     23,400     1,039
House Food Corp. *                                                     -        800         9        800         9
Hoya Corp. *                                               200        18      1,300       119      1,500       137
Isetan Company, Ltd. *                                                 -      1,800        20      1,800        20
Ishihara Sangyo * (a)                                                  -      4,000         8      4,000         8
Ishikawajima Harima Heavy Industries Company, Ltd. *                   -     12,000        17     12,000        17
Itochu Corp.                                            34,000       112     16,000        53     50,000       165
Itochu Techno-Science Corp. *                                          -        300         9        300         9
ITOEN, Ltd. *                                                          -        300        13        300        13
Ito-Yokado Co., Ltd. *                                   7,000       220      4,000       126     11,000       346
Jafco Company, Ltd. *                                                  -        300        24        300        24
Japan Airlines System Corp. *                                          -      8,000        21      8,000        21
Japan Real Estate Investment *                                         -          3        19          3        19
Japan Tobacco, Inc.                                         21       154          8        59         29       213
JFE Holdings, Inc. *                                     8,800       240      5,400       147     14,200       387
JGC Corp. *                                                            -      2,000        21      2,000        21
Joyo Bank, Ltd.                                         29,000        95      8,000        26     37,000       121

JSR Corp.                                                4,000           89            2,000           45         6,000          134
Jusco Co., Ltd.                                          4,800          161            2,700           90         7,500          251
Kajima Corp.                                            25,000           81           10,000           32        35,000          113
Kaken Pharmaceutical Company, Ltd. *                                      -            1,000            5         1,000            5
Kamigumi Company *                                                        -            3,000           21         3,000           21
Kanebo *                                                                  -            3,000            3         3,000            3
Kaneka Corp. *                                                            -            3,000           22         3,000           22
Kansai Electric Power Co., Inc.                            800           14            7,900          138         8,700          152
KAO Corp.                                               10,000          203            6,000          122        16,000          325
Katokichi Company *                                                       -              500            8           500            8
Kawasaki Heavy Industries, Ltd. *                                         -           13,000           16        13,000           16
Kawasaki Kisen                                          23,000          114            5,000           25        28,000          139
Keihin Electric Express Railway Co., Ltd.               17,000          100            5,000           29        22,000          129
Keio Teito Electric Railway                             14,000           73            6,000           31        20,000          104
Keyence Corp.                                              700          148              400           84         1,100          232
Kikkoman Corp. *                                                          -            1,000            7         1,000            7
Kinden Corp. *                                                            -            2,000            9         2,000            9
Kinki Nippon Railway                                    33,000           99           17,000           51        50,000          150
Kirin Brewery Co. *                                     14,000          119            8,000           68        22,000          187
Kokuyo Company, Ltd. *                                                    -              600            7           600            7
Komatsu                                                 28,000          178           11,000           70        39,000          248
Komori Corp. *                                                            -            1,000           15         1,000           15
Konami Co., Ltd.                                         3,000           87            1,000           29         4,000          116
Konica Corp.                                            11,000          148            4,500           61        15,500          209
Koyo Seiko Company *                                                      -            1,000           10         1,000           10
Kubota Corp. *                                          25,000          103           11,000           45        36,000          148
Kuraray Co., Ltd.                                       10,000           84            4,000           34        14,000          118
Kurita Water Industries, Ltd. *                                           -            1,000           12         1,000           12
Kyocera Corp. *                                          3,300          220            1,900          127         5,200          347
Kyowa Hakko Kogyo *                                                       -            4,000           25         4,000           25
Kyushu Electric Power                                    6,300          108            4,700           81        11,000          189
Lawson                                                   1,600           55              700           24         2,300           79
Mabuchi Motor Co. *                                        900           69              300           23         1,200           92
Makita Corp. *                                                            -            1,000           10         1,000           10
Marubeni Corp.                                          38,000           73           15,000           29        53,000          102
Marui Co., Ltd. *                                       10,000          126            4,000           50        14,000          176
Matsumotokiyoshi Co *                                                     -              200            4           200            4
Matsumotokiyoshi Company, Ltd. *                                          -              200            4           200            4
Matsushita Electric Industrial Co. *                    27,000          374           24,000          332        51,000          706
Matsushita Electric Works                               10,000           90            5,000           45        15,000          135

Meiji Milk Product *                                                      -            2,000            9         2,000            9
Meiji Seika Kaisha, Ltd. *                                                -            3,000           12         3,000           12
Meitec Corp. *                                                            -              400           15           400           15
Millea Holdings, Inc. *                                     23          301               17          222            40          523
Minebea Co., Ltd.                                       12,000           61            4,000           20        16,000           81
Mitsubishi Chemical Corp.                               43,000          112           19,000           49        62,000          161
Mitsubishi Corp.                                         3,000           32           12,000          127        15,000          159
Mitsubishi Electric Corp.                               43,000          179           20,000           83        63,000          262
Mitsubishi Estate Co., Ltd. *                           19,000          180           11,000          104        30,000          284
Mitsubishi Gas Chemical Company, Inc. *                                   -            4,000           14         4,000           14
Mitsubishi Heavy Industries, Ltd. *                     58,000          161           33,000           92        91,000          253
Mitsubishi Logistc Corp. *                                                -            1,000            8         1,000            8
Mitsubishi Materials Corp. *                                              -           11,000           17        11,000           17
Mitsubishi Paper Company *                                                -            2,000            3         2,000            3
Mitsubishi Rayon Company, Ltd. *                                          -            6,000           23         6,000           23
Mitsubishi Tokyo Finance                                    73          570               47          367           120          937
Mitsui & Co., Ltd.                                       1,000            8           14,000          113        15,000          121
Mitsui Engineering & Shipbuilding Company, Ltd. *                         -            8,000           13         8,000           13
Mitsui Fudosan Co., Ltd. *                              15,000          136            8,000           72        23,000          208
Mitsui Marine & Fire Insurance Co., Ltd.                23,000          189           15,000          123        38,000          312
Mitsui Mining & Smelting Co., Ltd. *                    17,000           71            6,000           25        23,000           96
Mitsui OSK Lines, Ltd.                                  24,000          117            9,000           44        33,000          161
Mitsui Petrochemical Co.                                18,000          105            6,000           35        24,000          140
Mitsui Trust Holdings                                   17,000           95            6,000           34        23,000          129
Mitsukoshi, Ltd. *                                                        -            3,000           12         3,000           12
Mitsumi Electric Company, Ltd. *                                          -              900           10           900           10
Mizuho Financial GB *                                      110          334               56          170           166          504
Murata Manufacturing Co., Ltd. *                         4,600          249            2,600          141         7,200          390
Namco, Ltd. *                                                             -              400           11           400           11
NEC Corp. *                                             29,000          214           17,000          125        46,000          339
Net One Systems Company, Ltd. *                                           -                2           15             2           15
NGK Insulators, Ltd. *                                                    -            3,000           22         3,000           22
NGK Spark Plug Company *                                                  -            2,000           16         2,000           16
Nichii Gakkan Company *                                                   -              200           11           200           11
Nichirei Corp. *                                                          -            3,000           10         3,000           10
Nidec Corp. *                                              900           86              400           38         1,300          124
Nikko Securities Co., Ltd. *                            28,000          156           15,000           84        43,000          240
Nikon Corp.                                              8,000          121            3,000           45        11,000          166
Nintendo Corp., Ltd.                                     2,100          196            1,200          112         3,300          308
Nippon Building Fund                                        11           71                2           13            13           84

Nippon Express Co., Ltd.                                22,000          104            9,000           43        31,000          147
Nippon Kayaku Company, Ltd. *                                             -            2,000           10         2,000           10
Nippon Meat Packer *                                                      -            2,000           20         2,000           20
Nippon Mining Holdings, Inc. *                                            -            6,000           21         6,000           21
Nippon Oil Corp.                                        36,000          183           15,000           76        51,000          259
Nippon Sanso Corp. *                                                      -            2,000            8         2,000            8
Nippon Sheet Glass *                                                      -            5,000           15         5,000           15
Nippon Shokubai Company, Ltd. *                                           -            2,000           15         2,000           15
Nippon Steel Co.                                        19,000           41           63,000          135        82,000          176
Nippon Telegraph & Telephone Corp. *                        95          458               61          294           156          752
Nippon Unipac Holding, Co.                                  27          139               10           52            37          191
Nippon Yusen  Kabushiki Kaisha                          27,000          122           11,000           50        38,000          172
Nishimatsu Construction Company, Ltd. *                                   -            3,000           10         3,000           10
Nissan Chemical Industries, Ltd. *                                        -            2,000           18         2,000           18
Nissan Motor Acceptance Corp.                           45,700          522           29,000          331        74,700          853
Nisshin Flour Mill *                                                      -            2,000           18         2,000           18
Nisshinbo Industries, Inc. *                                              -            2,000           11         2,000           11
Nissin Food Products *                                                    -            1,000           25         1,000           25
Nitto Denko Corp. *                                      3,200          170            1,800           96         5,000          266
Nomura Research Institute, Ltd. *                                         -              300           29           300           29
Nomura Securities Co., Ltd. *                           33,000          562           21,000          358        54,000          920
Noritake Company *                                                        -            1,000            4         1,000            4
NSK, Ltd. *                                                               -            5,000           18         5,000           18
NTN Corp.                                               13,000           62            5,000           24        18,000           86
NTT Data Corp.                                              33          125               15           57            48          182
NTT Mobile Communications Network, Inc. *                  317          719              205          465           522        1,184
Obayashi Corp.                                          16,000           72            7,000           31        23,000          103
OBIC Co., Ltd. *                                                          -              100           20           100           20
Oji Paper Co.                                           17,000          110            9,000           58        26,000          168
Oki Electric Industry Co. *                             16,000           63            6,000           23        22,000           86
Okumura Corp. *                                                           -            2,000            9         2,000            9
Olympus Optical Co. *                                    6,000          130            2,000           43         8,000          173
Omron Corp.                                              5,000          102            2,400           49         7,400          151
Onward Kashiyama Company, Ltd. *                                          -            1,000           12         1,000           12
Oracle Corp. *                                                            -              400           21           400           21
Oriental Land Co., Ltd.                                  2,000          123              600           37         2,600          160
Orix Corp. *                                             2,100          174            1,000           83         3,100          257
Osaka Gas Co.                                           42,000          114           24,000           65        66,000          179
Pioneer Corp. *                                          5,000          138            1,800           50         6,800          188
Promise Co., Ltd. *                                      2,600          113            1,050           46         3,650          159

Q.P. Corp. *                                                              -            1,500           12         1,500           12
Ricoh Co., Ltd.                                         13,000          257            7,000          138        20,000          395
Rohm Co., Ltd. *                                         2,100          246            1,200          141         3,300          387
Saizeriya Company, Ltd. *                                                 -              200            2           200            2
Sanden Corp. *                                                            -            1,000            6         1,000            6
Sankyo Co., Ltd. *                                       7,700          145            4,200           79        11,900          224
Sankyo Company *                                                          -              500           16           500           16
Sanyo Electric Co. *                                    32,000          167           18,000           94        50,000          261
Sapporo Holdings *                                                        -            4,000           11         4,000           11
Secom Company, Ltd. *                                    4,500          168            2,500           93         7,000          261
SEGA Enterprises *                                                        -            1,300           12         1,300           12
Seiko Epson Corp. *                                                       -              700           33           700           33
Seino Transportation *                                                    -            2,000           17         2,000           17
Sekisui Chemical Company, Ltd. *                                          -            5,000           25         5,000           25
Sekisui House, Ltd. *                                   13,000          134            6,000           62        19,000          196
Seven-Eleven Japan *                                     8,000          243            5,000          152        13,000          395
Sharp Corp.                                             18,000          284           10,000          158        28,000          442
Shimachu Company, Ltd. *                                                  -              600           12           600           12
Shimamura Company *                                                       -              300           20           300           20
Shimano, Inc. *                                                           -              800           17           800           17
Shimizu Corp. *                                                           -            6,000           23         6,000           23
Shin-Etsu Chemical Co. *                                 6,600          270            4,200          172        10,800          442
Shionogi & Co., Ltd. *                                   8,000          149            3,000           56        11,000          205
Shiseido Co., Ltd. *                                     8,000           97            4,000           49        12,000          146
Shizuoka Bank, Ltd.                                     13,000           96            7,000           52        20,000          148
Showa Denko KK *                                                          -           11,000           25        11,000           25
Showa Shell Sekiyu *                                                      -            1,400           11         1,400           11
Skylark Company *                                                         -            1,000           17         1,000           17
SMC Corp. *                                              1,400          174              600           75         2,000          249
Snow Brand Milk *                                                         -            1,000            3         1,000            3
Softbank Corp.                                           3,900          119            2,400           73         6,300          192
Sony Corp. *                                            16,400          568           10,200          353        26,600          921
Stanley Electric                                         3,800           74            1,700           33         5,500          107
Sumitomo Bakelite Company, Ltd. *                                         -            2,000           13         2,000           13
Sumitomo Chemical Co.                                   26,000          107           13,000           54        39,000          161
Sumitomo Corp. *                                        20,000          149            8,000           60        28,000          209
Sumitomo Electric Industries                            15,000          134            7,000           63        22,000          197
Sumitomo Heavy Industries, Ltd. *                                         -            6,000           14         6,000           14
Sumitomo Metal Industries                              102,000          101           39,000           39       141,000          140
Sumitomo Metal Mining Co.                               17,000          126            6,000           45        23,000          171

Sumitomo Mitsui GR                                          71          378               44          235           115          613
Sumitomo Osaka Cement Company, Ltd. *                                     -            4,000            8         4,000            8
Sumitomo Realty & Development                            8,000           70            4,000           35        12,000          105
Sumitomo Trust & Banking                                23,000          135           11,000           65        34,000          200
Suruga Bank *                                                             -            2,000           13         2,000           13
Suzuken Company, Ltd. *                                                   -              500           16           500           16
Taisei Corp.                                            20,000           73            9,000           33        29,000          106
Taisho Pharmaceutical Co., Ltd. *                        5,000           89            2,000           36         7,000          125
Taiyo Yuden Company *                                                     -            1,000           13         1,000           13
Takara Holdings *                                                         -            2,000           19         2,000           19
Takashimaya Co. *                                        9,000           64            3,000           21        12,000           85
Takeda Chemical Industries *                            15,100          599            9,800          389        24,900          988
Takefuji Corp. *                                         2,020           94              740           35         2,760          129
Takuma Company *                                                          -            1,000            5         1,000            5
TDK Corp. *                                              2,400          173            1,300           94         3,700          267
Teijin, Ltd.                                            25,000           74            9,000           26        34,000          100
Teikoku Oil Company *                                                     -            2,000           10         2,000           10
Terumo Corp. *                                           5,200           99            1,900           36         7,100          135
The 77th Bank, Ltd. *                                                     -            4,000           23         4,000           23
The Bank of Fukuoka, Ltd.                               20,000           84            6,000           25        26,000          109
THK Company, Ltd. *                                                       -            1,100           22         1,100           22
TIS, Inc. *                                                               -              400           14           400           14
Tobu Railway Co., Ltd.                                  22,000           79            9,000           32        31,000          111
Toda Corp. *                                                              -            2,000            6         2,000            6
Toho Company *                                                            -            1,500           19         1,500           19
Tohoku Electric Power                                    6,700          111            5,000           83        11,700          194
Tokyo Broadcasting Company *                                              -              400            6           400            6
Tokyo Electric Power                                    19,700          432           13,400          294        33,100          726
Tokyo Electron, Ltd. *                                   3,100          236            1,700          129         4,800          365
Tokyo Gas Co.                                           47,000          168           29,000          103        76,000          271
Tokyo Style Co.                                          6,000           65            1,000           11         7,000           76
Tokyu Corp. *                                           26,000          133           11,000           56        37,000          189
Tonengeneral Sekiyu                                      8,000           66            3,000           25        11,000           91
Toppan Printing Co. *                                   16,000          167            6,000           62        22,000          229
Toray Industries, Inc. *                                33,000          138           14,000           59        47,000          197
Toshiba Corp. *                                         54,000          205           32,000          121        86,000          326
Toshiba Corp. *                                                           -            5,000           17         5,000           17
Tostem Corp.                                             6,000          116            3,000           58         9,000          174
Toto, Ltd.                                               8,000           68            4,000           34        12,000          102
Toyo Seikan Kaisha *                                                      -            2,000           28         2,000           28

Toyo Suisan Kaisha *                                                      -          1,000           11         1,000           11
Toyobo Co.                                              32,000           70          7,000           15        39,000           85
Toyoda Gosei *                                                            -            600           17           600           17
Toyota Industries Corp. *                                                 -          1,900           40         1,900           40
Toyota Motor Corp. *                                    48,300        1,632         31,600        1,068        79,900        2,700
Trend Micro, Inc. *                                                       -          1,000           27         1,000           27
UBE Industries *                                                          -          9,000           18         9,000           18
UFJ Holdings, Inc. *                                        67          322             41          197           108          519
UNI Charm Corp. *                                                         -            500           25           500           25
UNY Company, Ltd. *                                                       -          2,000           21         2,000           21
Ushio, Inc.                                              3,000           50          1,000           17         4,000           67
Uss Co., Ltd. *                                                           -            220           16           220           16
Wacoal Corp. *                                           8,000           66          1,000            8         9,000           74
West Japan Railway                                          25           98             13           51            38          149
World Company *                                                           -            400           13           400           13
Yakult Honsha Company *                                                   -          1,000           16         1,000           16
Yamada Denki Co.                                         2,300           77            900           30         3,200          107
Yamaha Corp.                                             3,800           75          1,800           35         5,600          110
Yamaha Motor Company, Ltd. *                                              -          1,000           11         1,000           11
Yamanouchi Pharmaceutical Co., Ltd. *                    6,200          193          3,600          112         9,800          305
Yamato Transport Co., Ltd.                              12,000          141          5,000           59        17,000          200
Yamazaki Baking Company *                                                 -          2,000           17         2,000           17
Yasuda F & M Insurance                                  15,000          123          9,000           74        24,000          197
Yokogawa Electric                                        8,000          116          2,000           29        10,000          145
                                                                -----------                 -----------                 -----------
                                                                     28,649                      18,275                     46,924

Luxembourg - 0.0%                               #
Areclor *                                                                            3,986           69         3,986           69

Malaysia - 0.3%                                 #                                                                   0            -
Berjaya Sports Toto Berhad                              39,000           42                                    39,000           42
Commerce Asset Holdings *                               44,000           48                                    44,000           48
Gamuda Berhad                                           22,000           37                                    22,000           37
IJM Corporation Berhad                                  19,000           23                                    19,000           23
IJM Plantations                                          7,600            2                                     7,600            2
Malayan Banking Berhad *                                66,000          168                                    66,000          168
Malaysia International Shipping Berhad                  27,000           82                                    27,000           82
Public Bank Berhad                                      91,250           74                                    91,250           74
Resorts World Berhad *                                  21,000           56                                    21,000           56
Sime Darby Berhad *                                     68,000           93                                    68,000           93

Telekom Malaysia Berhad                                 40,000           88                                    40,000           88
Tenaga Nasional Berhad                                  28,000           70                                    28,000           70
YTL Corp., Berhad                                       76,460           87                                    76,460           87
                                                                -----------                                             -----------
                                                                        870                                                    870

Mexico - 0.4%                                   #
America Movil SA de CV -Ser. L *                       162,000          223                                   162,000          223
Cemex SA de CV *                                        24,000          125                                    24,000          125
Cifra SA de CV - Ser. V *                               30,000           86                                    30,000           86
Fomento Economico Mexicano SA de CV *                   20,000           74                                    20,000           74
GF BBVA Bancomer - Ser. B                               70,000           60                                    70,000           60
Grupo Carso SA de CV - Ser. A1 *                        16,000           56                                    16,000           56
Grupo Modelo SA de CV - Ser. C *                        34,000           81                                    34,000           81
Grupo Televisa SA                                       54,000          108                                    54,000          108
Kimberly-Clark de Mexico SA de CV *                     22,000           56                                    22,000           56
Nuevo Grupo Mexico                                      18,000           46                                    18,000           46
Telephonos de Mexico SA - Ser. L                        63,031          104                                    63,031          104
U.S. Commercial Corp. - Ser. B1                         16,000            7                                    16,000            7
                                                                -----------                                             -----------
                                                                      1,026                                                  1,026

Netherlands - 4.2%                              #
ABN Amro Holding NV *                                   27,165          635         17,885          418        45,050        1,053
Aegon NV *                                              27,787          411         15,715          232        43,502          643
Akzo Nobel NV *                                          5,304          205          3,156          122         8,460          327
ASM Lithography Holding NV                               5,100          101          5,335          106        10,435          207
Corio NV *                                                                -            500           19           500           19
Dsm NV *                                                                  -            900           44           900           44
Elsevier NV *                                           22,877          284          7,276           90        30,153          374
Euronext *                                                                -          1,117           28         1,117           28
Getronics NV *                                                            -          1,907            4         1,907            4
Hagemeyer NV *                                                            -            849            2           849            2
Heineken NV *                                            2,968          113          2,273           87         5,241          200
IHC Caland NV *                                                           -            371           20           371           20
ING Groep NV                                            31,865          742         20,437          476        52,302        1,218
Koninklijke (Royal) KPN NV *                                              -            933           13           933           13
Koninklijke (Royal) Philips Electronics NV *            22,807          665         15,348          448        38,155        1,113
Koninklijke Ahold NV *                                                    -          7,596           58         7,596           58
Koninklijke KPN NV *                                    36,643          283         24,664          190        61,307          473
Numico Kon NV *                                                           -          1,731           48         1,731           48
Oce-Van Der Grinten *                                                     -            972           15           972           15

Qiagen NV *                                                               -          1,475           18         1,475           18
Rodamco Europe NV *                                                       -            500           29           500           29
Royal Dutch Petroleum Co. *                             40,573        2,137         24,306        1,280        64,879        3,417
TNT Post Group NV                                        5,610          131          3,914           92         9,524          223
Unilever NV *                                           10,965          716          6,663          435        17,628        1,151
Vedior NV *                                                               -            992           16           992           16
VNU NV *                                                                  -          2,606           82         2,606           82
Wereldhave NV *                                                           -            257           19           257           19
Wolters Kluwer NV *                                      4,000           62          3,127           49         7,127          111
                                                                -----------                 -----------                 -----------
                                                                      6,485                       4,440                     10,925

New Zealand - 0.3%                              #
Auckland International Airport, Ltd. *                                    -          2,732           12         2,732           12
Carter Holt Harvey, Ltd.                                37,800           47          9,831           12        47,631           59
Contact Energy Limited                                  40,900          144          3,264           11        44,164          155
Fisher & Paykel AP                                      28,996           73          3,080            8        32,076           81
Fisher & Paykel Industries, Inc.                         8,443           70            863            7         9,306           77
Fletcher Building                                       31,200           87          5,215           14        36,415          101
Fletcher Challenge Forests *                                              -            967            1           967            1
Independent Newspapers, Ltd. *                                            -          2,005            7         2,005            7
NGC Holdings Ltd. *                                                       -          1,971            3         1,971            3
Sky City Entertainment Group, Ltd. *                                      -          4,544           14         4,544           14
Sky Network Television, Ltd. *                                            -          1,125            4         1,125            4
Telecom Corp. of New Zealand, Ltd. *                                      -         22,717           80        22,717           80
The Warehouse Group, Ltd.                               29,000           97          1,694            6        30,694          103
Tower Ltd. *                                                              -          4,813            4         4,813            4
                                                                -----------                 -----------                 -----------
                                                                        518                         183                        701

Norway - 0.5%                                   #
Aker Kvaerner                                              380            7            230            4           610           11
Den Norske Bank                                         18,760          125          8,929           60        27,689          185
Elkem ASA                                                  700           21                           -           700           21
Frontline, Ltd. *                                                         -            400           10           400           10
Merkantildata ASA                                        9,800            8                           -         9,800            8
Nera ASA *                                                                -            700            2           700            2
Norsk Hydro ASA                                             84            5          1,700          105         1,784          110
Norske Skogindustrier ASA *                              5,100           97          1,350           26         6,450          123
Opticom AS                                                 160            2                           -           160            2
Orkla SA *                                                                -          2,300           51         2,300           51
Schibsted ASA *                                                           -            600           10           600           10

Smedvig *                                                3,600           27            100            1         3,700           28
Smedvig ASA *                                            4,600           29            200            1         4,800           30
Statoil ASA *                                            8,908          100          5,000           56        13,908          156
Storebrand ASA                                          16,140          105          2,200           14        18,340          119
Tandberg ASA                                             3,920           29          1,400           10         5,320           39
Telenor AS *                                            22,160          145          8,300           54        30,460          199
Tomra Systems ASA                                       10,000           60          2,300           14        12,300           74
                                                                -----------                 -----------                 -----------
                                                                        760                         418                      1,178

Philippines - 0.1%                              #
Ayala Land, Inc. *                                     410,460           45                                   410,460           45
Metro Bank & Trust                                      65,450           32                                    65,450           32
Philippine Long Distance Telephone Co. *                 3,200           56                                     3,200           56
SM Prime Holdings, Inc.                                 48,000            6                                    48,000            6
                                                                -----------                                             -----------
                                                                        139                                                    139

Portugal - 0.3%                                 #
Banco Comercial Portgues SA                             62,300          139         22,491           50        84,791          189
Banco Espirito Santo SA *                                                 -          1,272           21         1,272           21
BPI-SGPS SA                                             33,590          123          4,613           17        38,203          140
Brisa Auto Estrada *                                                      -          3,395           23         3,395           23
Cimpor-Cimentos De Portugal, SA *                                         -          2,540           13         2,540           13
Electricidade De Portugal *                                               -         20,775           55        20,775           55
Jeronimo Martins, SGPS *                                                  -            185            2           185            2
Part Multimedia SGPS                                     4,439           86            522           10         4,961           96
Portugal Telecom *                                                        -         10,896          110        10,896          110
Sonae SGPS SA                                           87,600           73         13,165           11       100,765           84
                                                                -----------                 -----------                 -----------
                                                                        421                         312                        733

Singapore - 0.7%                                #
Allgreen Properties, Ltd. *                                               -          7,000            5         7,000            5
CapitaLand, Ltd. *                                                        -         12,000           11        12,000           11
Chartered Semiconductor Manufacturing                   12,000           12         12,000           12        24,000           24
City Developments, Ltd.                                 15,000           53          5,000           18        20,000           71
Comfortdelgro Corp *                                                      -         16,000            8        16,000            8
Creative Technology, Ltd. *                                               -            450            5           450            5
Cycle & Carriage, Ltd.                                   8,766           30          1,000            3         9,766           33
Datacraft Asia, Ltd. *                                                    -          4,000            5         4,000            5
DBS Group Holdings, Ltd. *                              17,000          147         13,000          113        30,000          260
Fraser & Neave, Ltd. *                                                    -          1,620           12         1,620           12

Guocoland, Ltd. *                                                         -          2,000            1         2,000            1
Haw Par Value Corp. , Ltd.                              26,876           71          1,490            4        28,366           75
Hotel Properties, Ltd. *                                                  -          3,000            2         3,000            2
Keppel Corp., Ltd. *                                                      -          6,000           22         6,000           22
Keppel Land, Ltd. *                                                       -          3,000            3         3,000            3
NatSteel, Ltd. *                                                          -          1,000            1         1,000            1
Neptune Orient Lines, Ltd.                              14,000           18         12,000           15        26,000           33
Oversea-Chinese Banking Corp., Ltd.                     39,000          278         12,000           85        51,000          363
OverSeas Union Enterprises, Ltd. *                                        -          1,000            4         1,000            4
Parkway Holdings, Ltd. *                                                  -          6,000            3         6,000            3
SembCorp Industries, Ltd. *                                               -          9,000            7         9,000            7
SembCorp Logistics, Ltd. *                                                -          5,000            6         5,000            6
SembCorp Marine, Ltd. *                                                   -          2,000            1         2,000            1
Singapore Airlines, Ltd. *                                                -          7,000           46         7,000           46
Singapore Exchange, Ltd. *                                                -          8,000            8         8,000            8
Singapore Land, Ltd. *                                                    -          1,000            2         1,000            2
Singapore Post Ltd. *                                                     -         14,000            6        14,000            6
Singapore Press Holdings, Ltd. *                                          -          4,000           45         4,000           45
Singapore Technologies Engineering, Ltd. *                                -         15,000           18        15,000           18
Singapore Telecommunications, Ltd. *                   101,000          116         73,000           84       174,000          200
SMRT Corporation Ltd. *                                                   -         12,000            4        12,000            4
ST Assembly Test Services, Ltd. *                                         -          4,000            5         4,000            5
United Overseas Bank *                                  42,448          330         14,000          109        56,448          439
United Overseas Land, Ltd. *                                              -          3,000            3         3,000            3
Venture Corp., Ltd. *                                                     -          3,000           35         3,000           35
Wing Tai Holdings *                                                       -          4,000            2         4,000            2
                                                                -----------                 -----------                 -----------
                                                                      1,055                         713                      1,768

South Africa - 0.9%                             #
Anglo American Platinum Corp., Ltd. *                    1,200           52                                     1,200           52
Anglo American plc *                                    30,000          641                                    30,000          641
Anglogold *                                              3,100          145                                     3,100          145
Barlow, Ltd. *                                           7,400           78                                     7,400           78
Dimension Data Holdings plc                             79,483           53                                    79,483           53
FirstRand, Ltd.                                         94,300          126                                    94,300          126
Foschini, Ltd.                                          37,100          109                                    37,100          109
Gold Fields Mining *                                     9,600          137                                     9,600          137
Impala Platinum Holdings, Ltd.                           1,000           87                                     1,000           87
Imperial Holdings, Ltd.                                 10,091          101                                    10,091          101
Investec Ltd.                                            3,051           58                                     3,051           58

Liberty Life Association of Africa, Ltd.                10,300        83                             10,300        83
M-Cell, Ltd.                                             8,400        36                              8,400        36
Nampak, Ltd.                                            25,500        50                             25,500        50
Nedcor, Ltd. *                                           4,300        40                              4,300        40
Sappi, Ltd. *                                            5,700        78                              5,700        78
Sasol, Ltd. *                                           11,800       168                             11,800       168
South African Breweries plc                              6,000        61                              6,000        61
Standard Bank Investment Corp., Ltd.                    18,000       105                             18,000       105
                                                                 -------                                      -------
                                                                   2,208                                        2,208

South Korea - 0.9%                                 #
Hyundai Motor Co., Ltd.                                  3,560       151                              3,560       151
KIA Motors Corp.                                         3,310        30                              3,310        30
Kookmin Bank *                                           6,399       240                              6,399       240
Korea Electric Power Corp. *                             7,430       133                              7,430       133
Korea Telecom Corp.                                      1,040        39                              1,040        39
Korea Telecom Freetel                                    2,980        48                              2,980        48
LG Chemical                                              2,035        94                              2,035        94
LG Electronics, Inc.                                     1,931        95                              1,931        95
LG Investment & Securities Co., Ltd. *                   2,460        17                              2,460        17
Pohang Iron & Steel Co., Ltd.                            1,323       181                              1,323       181
Samsung Corp.                                            6,120        51                              6,120        51
Samsung Display Devices Co.                              1,000       118                              1,000       118
Samsung Electro-Mechanics Co.                            1,460        48                              1,460        48
Samsung Electronics *                                    2,159       817                              2,159       817
Samsung Fire & Marine Insurance                            942        54                                942        54
Samsung Securities Co., Ltd.                             2,470        53                              2,470        53
Shinhan Financial                                        6,930       111                              6,930       111
SK Telecom Co., Ltd. *                                     820       137                                820       137
                                                                 -------                                      -------
                                                                   2,417                                        2,417

Spain - 3.2%                                       #
Abertis Infrastructuras SA *                             6,287        95     2,536         38         8,823       133
Acciona SA *                                                           -       363         22           363        22
Acerinox SA                                              1,752        82       559         26         2,311       108
ACS, Actividades de Construccion y Servicios, SA         4,229       206     1,127         55         5,356       261
Aguas De Barcelona *                                                   -       695         10           695        10
Altadis SA, Series A *                                   6,360       180     3,147         89         9,507       269
Amadeus Global Travel                                    5,240        34     3,055         20         8,295        54
Antena 3 Television SA *                                               -       177          8           177         8

Banco Bilbao Vizcaya SA *                               49,959       689    35,328        487        85,287     1,176
Banco Popular Espanol SA                                 3,070       183     1,846        110         4,916       293
Banco Santander Central Hispano SA *                    71,715       848    50,119        593       121,834     1,441
Corporacion Mapfre SA *                                                -     1,026         15         1,026        15
Endesa SA *                                             15,465       297    10,443        201        25,908       498
Fomento de Construcciones y Contratas SA                 1,400        52       578         21         1,978        73
Gas Natural SDG SA *                                     6,400       150     2,413         56         8,813       206
Grupo Ferrovial SA *                                     2,312        81       752         26         3,064       107
Iberdrola SA                                            13,874       274     8,906        176        22,780       450
Iberia Lineas Aereas de Espana SA *                                    -     5,566         16         5,566        16
Inditex                                                  6,292       128     2,499         51         8,791       179
Indra Sistemas SA                                        6,236        80     1,300         17         7,536        97
NH Hoteles SA *                                          7,422        85       768          9         8,190        94
Promotora de Informaciones SA *                                        -       897         13           897        13
Repsol SA *                                             17,332       338    10,683        208        28,015       546
Telefonica Publicidad e Informacion SA *                               -     1,733          9         1,733         9
Telefonica SA *                                         82,822     1,215    54,865        805       137,687     2,020
TelePizza SA *                                                         -     1,211          2         1,211         2
Union Electrica Fenosa SA                                4,900        92     2,249         42         7,149       134
Vallehermoso SA                                          4,915        74     1,116         17         6,031        91
Zeltia SA *                                                            -     1,784         13         1,784        13
                                                                 -------              -------                 -------
                                                                   5,183                3,155                   8,338

Sweden - 1.8%                                      #
Alfa Laval AB *                                                        -       900         14           900        14
Assa Abloy AB *                                                        -     3,400         40         3,400        40
Atlas Copco AB-A Shares *                                              -     1,300         47         1,300        47
Atlas Copco AB-B Shares *                                              -       800         26           800        26
Axfood AB *                                                            -       300          7           300         7
Billerud Aktibolag *                                                   -       600          9           600         9
Castellum AB *                                                         -       400          9           400         9
Drott AB                                                 5,400       103       900         17         6,300       120
Electrolux AB *                                          4,900       108     3,500         77         8,400       185
Eniro AB *                                                             -     2,200         21         2,200        21
Gambro AB, B Shares *                                                  -     1,100          9         1,100         9
Getinge Ab *                                                           -     1,600         15         1,600        15
Hennes & Mauritz AB *                                   14,223       338     5,525        131        19,748       469
Hoganas AB, B Shares *                                                 -       300          6           300         6
Holmen AB *                                                            -       600         21           600        21
Incentive AB, Series A *                                               -     1,900         16         1,900        16

Modern Time Group AB, B Shares *                                       -       550         12           550           12
NetCom Systems, Inc.                                     1,732        92     1,150         61         2,882          153
Nobel Biocare Holding AG *                                             -       100         10           100           10
Nordic Baltic Holding AB                                59,137       444    27,500        206        86,637          650
OM Hex AB                                                              -       750          9           750            9
Sandvik AB *                                             4,350       150     2,600         90         6,950          240
SAS AB *                                                               -     1,200         11         1,200           11
Securitas AB *                                          11,000       148     3,400         46        14,400          194
Skand Enskilda Banken                                   10,200       150     5,600         83        15,800          233
Skandia Forsakrings AB                                  13,900        51    10,100         37        24,000           88
Skanska AB                                              11,000        97     4,300         38        15,300          135
SKF AB-A Shares *                                                      -       200          8           200            8
SKF AB-B Shares *                                                      -     1,000         39         1,000           39
SSAB Svenskt Stal AB, Series A *                                       -       600         11           600           11
SSAB Svenskt Stal AB, Series B *                                       -       200          3           200            3
Svenska Cellulosa AB                                     3,100       127     2,300         94         5,400          221
Svenska Handelsbanken AB, B Shares *                                   -       600         12           600           12
Svenska Handelsbanken, Inc.                              9,300       190     6,400        131        15,700          321
Swedish Match AB *                                                     -     4,000         41         4,000           41
Telefonaktiebolaget LM Ericsson AB                     246,500       442   172,700        310       419,200          752
Telia AB                                                30,044       157    18,900         99        48,944          256
Trelleborg AB *                                                        -       800         13           800           13
Volvo AB, A Shares *                                                   -     1,100         32         1,100           32
Volvo AB, B Shares *                                     5,750       176     2,700         83         8,450          259
WM Data AB, B shares *                                                 -     2,000          4         2,000            4
                                                                 -------              -------                    -------
                                                                   2,773                1,948                      4,721

Switzerland - 6.2%                                 #
ABB, Ltd.                                               21,138       107    20,155        102        41,293          209
Adecco SA *                                              2,733       176     1,537         99         4,270          275
Ciba Specialty Chemicals AG *                            1,667       129       805         62         2,472          191
Clariant AG *                                                          -     1,531         23         1,531           23
Credit Suisse Group *                                   21,266       778    13,867        507        35,133        1,285
Geberit AG *                                                           -        40         20            40           20
Givaudan                                                   224       116        88         46           312          162
Holcim *                                                 3,096       144     1,590         74         4,686          218
Kudelski SA *                                                          -       405         13           405           13
Kuoni Reisen Holding AG *                                              -        34         11            34           11
Logitech International SA *                                            -       513         22           513           22
Lonza Group AG                                           1,604        92       520         30         2,124          122

Nestle SA *                                                  6,988     1,745         4,709        1,176       11,697       2,921
Novartis AG                                                 41,256     1,872        27,769        1,260       69,025       3,132
Richemont                                                   10,552       253         6,071          146       16,623         399
Roche Holdings AG                                              746       103           367           51        1,113         154
Roche Holdings AG *                                         11,960     1,206         8,195          826       20,155       2,032
Schindler Holding AG *                                                     -            63           15           63          15
Serono SA                                                      156       111            81           58          237         169
SGS Holdings                                                   119        75            50           31          169         106
Sulzer AG *                                                                -            38           10           38          10
Swatch Group                                                 1,021       123           394           47        1,415         170
Swatch Group AG *                                                          -           573           14          573          14
Swiss Reinsurance Co. *                                      5,579       377         3,738          252        9,317         629
Swisscom AG *                                                  541       178           306          101          847         279
Syngenta AG                                                  2,037       137         1,226           83        3,263         220
Synthes-Stratec, Inc.                                          109       108            50           50          159         158
Tecan Group AG *                                                           -            79            4           79           4
UBS AG *                                                    20,534     1,406        13,770          943       34,304       2,349
Unaxis Holding AG *                                                        -           130           18          130          18
Valora Holding AG                                              321        80            46           12          367          92
Zurich Finance                                               2,571       370         1,671          240        4,242         610
                                                                      ------                   --------                  -------
                                                                       9,686                      6,346                   16,032

Taiwan - 0.6%                                      #
Acer Communicaton                                           22,800        28                                  22,800          28
Acer, Inc.                                                  44,963        67                                  44,963          67
Advanced Semiconductor Engineering, Inc.                    64,900        67                                  64,900          67
Arima Computer                                              49,500        18                                  49,500          18
Asustek Computer                                            20,250        45                                  20,250          45
AU Optronics Corp.                                          55,650        65                                  55,650          65
China Dev Fin Holding                                      144,203        71                                 144,203          71
China Trust Finance                                         79,920        80                                  79,920          80
CMC Magnetics Corp.                                         51,600        40                                  51,600          40
Compal Electronics, Inc.                                    44,160        60                                  44,160          60
Formosa Chemical & Fibre                                    32,054        54                                  32,054          54
Formosa Plastic                                             52,956        87                                  52,956          87
Hon Hai Precision Insustry Co., Ltd.                        20,700        81                                  20,700          81
Kinpo Electronics                                           69,608        40                                  69,608          40
Lite on Technology                                          48,056        51                                  48,056          51
Macronix International Co., Ltd.                            59,400        13                                  59,400          13
Micro Star International                                     9,176        14                                   9,176          14

Nan Ya Plastic Corp.                                        83,824           121                              83,824      121
Quanta Computer, Inc.                                       16,445            40                              16,445       40
Realtek Semiconductor Corp.                                 10,920            19                              10,920       19
Ritek Corp.                                                 45,000            28                              45,000       28
Siliconware Precision                                       44,000            45                              44,000       45
Taiwan Semiconductor                                       173,880           325                             173,880      325
Tatung                                                     100,000            25                             100,000       25
United Microelectronics Corp.                               83,525            72                              83,525       72
Via Technologies Inc.                                       14,090            18                              14,090       18
Winbond Electronic                                          69,000            33                              69,000       33
                                                                       ---------                                        -----
                                                                           1,607                               1,607

Thailand - 0.2%                                    #
Advanced Information Services                               65,700           140                              65,700      140
PTT Exploration & Production Public Co., Ltd.               22,200           150                              22,200      150
Siam Cement Co.                                             31,600           220                              31,600      220
                                                                       ---------                                        -----
                                                                             510                                          510

Turkey - 0.1%                                      #
Arcelik AS                                               6,490,550            36                           6,490,550       36
Turkiye Is Bankasi                                       #########           285                          70,216,241      285
                                                                       ---------                                        -----
                                                                             321                                          321

United Kingdom - 21.9%                             #
3i Group PLC *                                              11,775           130      7,072        78         18,847      208
Aegis Group PLC *                                                              -     13,367        23         13,367       23
Aggreko PLC *                                                                  -      3,035         8          3,035        8
Alliance Unichem                                             7,717            71      2,952        27         10,669       98
AMEC PLC *                                                                     -      3,798        18          3,798       18
Amvescap plc *                                              13,224            96      7,939        58         21,163      154
ARM Holdings PLC *                                                             -     11,849        27         11,849       27
Association British Ports                                   11,901            95      3,613        29         15,514      124
AstraZeneca Group PLC *                                     30,224         1,446     19,917       953         50,141    2,399
Barclays                                                   110,773           985     76,452       680        187,225    1,665
Barratt Developments *                                                         -      3,002        29          3,002       29
BBA Group PLC *                                                                -      5,542        25          5,542       25
BG Group plc                                                64,498           330     41,085       210        105,583      540
BICC PLC *                                                                     -      5,099        20          5,099       20
Billiton plc                                                44,847           391     28,788       251         73,635      642
BOC Group plc *                                             17,596           268      5,760        88         23,356      356

Boots Group                                                 15,100       186        9,129         113       24,229        299
BP Amoco plc                                               410,567     3,320      257,874       2,085      668,441      5,405
BPB                                                         12,089        75        6,111          38       18,200        113
Brambles Industries                                         22,730        83        8,380          30       31,110        113
British Aerospace plc                                       57,462       173       35,757         107       93,219        280
British Airport Authority plc                               21,926       194       12,429         110       34,355        304
British Airways *                                                          -        6,466          27        6,466         27
British American Tobacco plc *                              29,280       402       18,433         253       47,713        655
British Land Co. plc                                         9,000        94        5,721          60       14,721        154
British Sky Broadcast plc                                   23,449       294       14,667         184       38,116        478
BT Group                                                   153,664       516      100,873         339      254,537        855
Bunzl                                                       12,430        95        5,477          42       17,907        137
Cable & Wireless plc *                                      48,728       116       27,996          67       76,724        183
Cadbury Schweppes plc *                                     37,586       275       23,980         176       61,566        451
Canary Wharf Group PLC *                                                   -        5,703          27        5,703         27
Capita Group plc                                            17,669        77        8,112          35       25,781        112
Carlton Communications PLC *                                13,900        57        7,353          30       21,253         87
Carnival plc                                                 3,303       133        1,813          73        5,116        206
Cattles PLC *                                                              -        3,600          21        3,600         21
Celltech Group PLC *                                                       -        3,348          23        3,348         23
Centrica plc                                                76,232       287       49,380         186      125,612        473
CGU plc                                                     37,687       330       26,273         230       63,960        560
Close Brothers Group PLC *                                                 -        1,520          20        1,520         20
Cobham PLC *                                                               -        1,279          27        1,279         27
Compass Group plc *                                         39,189       266       25,420         172       64,609        438
Daily Mail & General Trust                                   7,508        88        3,372          40       10,880        128
Davis Service                                               11,677        78        2,454          16       14,131         94
De Lousiana Rue PLC *                                                      -        1,732           9        1,732          9
Diageo plc *                                                53,890       707       36,167         474       90,057      1,181
Dixons Group plc                                            42,741       106       22,056          55       64,797        161
Electrocomponents plc *                                     12,098        70        5,197          30       17,295        100
EMAP plc *                                                   6,164        94        3,071          47        9,235        141
EMI Group plc                                                9,000        26        8,998          25       17,998         51
Enterprise Inns PLC *                                        5,116        93        2,048          37        7,164        130
Exel *                                                       7,462        98        3,413          45       10,875        143
Firstgroup                                                  12,870        63        5,028          25       17,898         88
FKI PLC *                                                                  -        7,192          14        7,192         14
Friends Provident Ethical Investment Trust *                               -       19,556          46       19,556         46
George Wimpey PLC *                                                        -        4,233          28        4,233         28
GKN *                                                       17,633        84        8,575          41       26,208        125

GlaxoSmithKline plc *                                      104,018     2,377       69,551       1,589      173,569      3,966
Granada Compass PLC *                                       57,831       126       32,121          70       89,952        196
Great Portland Estates PLC *                                               -        2,022           8        2,022          8
Hammerson plc                                                8,028        93        3,372          39       11,400        132
Hanson Building Materials *                                  8,990        66        7,856          58       16,846        124
Hanson PLC *                                                               -          387           3          387          3
Hays plc *                                                  41,349        89       19,215          41       60,564        130
HBOS *                                                      65,987       852       44,752         578      110,739      1,430
HHG Plc *                                                                          17,632          13       17,632         13
Hilton Group plc *                                          27,700       111       18,792          75       46,492        186
HSBC Holdings plc                                          182,550     2,861      126,924       1,989      309,474      4,850
IMI                                                         11,248        68        3,852          23       15,100         91
Imperial Chemical Industries plc *                          26,199        93       13,726          49       39,925        142
Imperial Tobacco Group plc                                  13,917       273        8,486         167       22,403        440
Intercontinental Hampshire                                  15,693       148        7,279          69       22,972        217
Invensys PLC *                                                             -       37,344          12       37,344         12
J Sainsbury plc                                             28,966       162       16,844          94       45,810        256
Johnson Matthey                                              5,434        95        2,543          45        7,977        140
Kelda Group plc                                             10,845        91        4,576          38       15,421        129
Kesa Electricals PLC *                                                     -        6,582          30        6,582         30
Kidde PLC *                                                                -       10,723          20       10,723         20
Kingfisher *                                                42,693       212       24,891         124       67,584        336
Land Securities SGP                                          7,350       130        5,449          96       12,799        226
Legal & General Group plc                                  105,588       189       75,519         135      181,107        324
Liberty National                                             6,968        85        2,800          34        9,768        119
Lloyds TSB Group PLC                                       118,179       945       65,085         520      183,264      1,465
Logica plc *                                                16,105        74        8,713          40       24,818        114
Manitoba Group                                               5,609       146        3,213          84        8,822        230
Marks & Spencer *                                           42,777       221       26,272         136       69,049        357
MFI Furniture Group *                                                      -        6,400          17        6,400         17
Misys plc                                                   13,522        51        6,675          25       20,197         76
Mitchells & Butler                                           5,981        24        5,962          24       11,943         48
National Grid Group *                                       53,002       379       35,753         255       88,755        634
National Power PLC                                          14,200        31       13,485          30       27,685         61
Next Group                                                   6,142       123        3,228          65        9,370        188
Novar PLC *                                                                -        4,484          11        4,484         11
Nycomed Amersham plc                                        14,138       193        8,148         111       22,286        304
Pearson PLC                                                 15,605       173        9,283         103       24,888        276
Peninsular & Oriental Steam Navigation Co.                  18,718        77        8,260          34       26,978        111
Persimmon PLC *                                                            -        3,308          32        3,308         32

Pilkington PLC *                                                           -       11,203          19       11,203         19
Provident Financial                                          6,656        77        2,957          34        9,613        111
Prudential Corp.                                            34,647       292       23,352         197       57,999        489
Rank Group PLC                                              25,300       126        6,786          34       32,086        160
Reckitt Benckiser                                           11,385       257        7,008         158       18,393        415
Reed International plc                                      44,446       371       14,719         123       59,165        494
Rentokil Initial plc                                        39,081       133       21,573          73       60,654        206
Reuters Group plc                                           29,157       122       16,417          69       45,574        191
Rexam                                                       11,775        90        6,280          48       18,055        138
Rio Tinto plc                                               18,738       516       12,426         342       31,164        858
RMC Group plc                                                6,457        80        2,981          37        9,438        117
Rolls Royce Group                                           30,599        97       15,792          50       46,391        147
Royal & Sun Alliance Insurance Group                        60,060        95       33,221          52       93,281        147
Royal Bank of Scotland Group                                48,532     1,426       32,593         958       81,125      2,384
Safeway plc                                                 23,118       117       12,614          64       35,732        181
Schroders PLC *                                                            -        1,626          18        1,626         18
Scottish & Newcastle                                        18,779       127        9,340          63       28,119        190
Scottish and Southern Energy                                16,614       200        9,965         120       26,579        320
Scottish Power plc                                          34,695       231       21,568         143       56,263        374
Securicor *                                                                -        5,150           9        5,150          9
Serco Group PLC *                                                          -        4,450          14        4,450         14
Severn Trent                                                 8,253       110        4,138          55       12,391        165
Shell Transport & Trading Co. plc                          189,806     1,408      112,828         837      302,634      2,245
Signet Group                                                42,561        78       19,627          36       62,188        114
Slough Estates Finance plc                                   8,000        63        4,788          38       12,788        101
Smith & Nephew                                              19,151       160       10,791          90       29,942        250
Smiths Group                                                11,076       131        6,513          77       17,589        208
South African Breweries plc                                 15,790       163        9,259          96       25,049        259
SSL International PLC *                                                    -        2,478          15        2,478         15
Stagecoach Holdings PLC *                                                  -       11,469          16       11,469         16
Tate & Lyle                                                 12,545        70        4,898          27       17,443         97
Taylor Woodrow                                              17,488        83        6,527          31       24,015        114
Tesco plc                                                  127,371       586       85,336         393      212,707        979
The Berkeley Group PLC *                                                   -        1,243          19        1,243         19
The Great Universal Stores plc                              19,002       262       11,775         163       30,777        425
The Sage Group plc                                          15,700        49       14,258          45       29,958         94
Tomkins plc                                                 18,702        89        9,260          44       27,962        133
Unilever plc                                                49,648       462       32,221         300       81,869        762
United Business Media                                        8,630        75        3,864          34       12,494        109
United Utilities plc                                        10,400        92        6,616          59       17,016        151

United Utilities PLC, Class A *                                            -        3,432          19        3,432         19
Vodafone AirTouch plc                                    1,203,067     2,974      795,070       1,966    1,998,137      4,940
Whitbread                                                    7,465        96        3,452          44       10,917        140
William Hill PLC *                                                         -        4,885          37        4,885         37
Wolseley                                                    11,481       162        6,819          96       18,300        258
WPP Group plc                                               22,552       221       13,730         134       36,282        355
Yell Group PLC *                                                           -        5,218          28        5,218         28
                                                                    --------                 --------                --------
                                                                      34,541                   22,141                  56,682

United States - 1.6%                               #
Bajaj Auto, Ltd. - GDR                                       5,900       143                        -        5,900        143
Banco Bradesco - ADR                                         2,918        77                        -        2,918         77
Banco Itau SA - ADR                                          3,960       197                        -        3,960        197
Banco Santander Chile - ADR                                  2,900        69                        -        2,900         69
Brasil Telecom Participacoes S.A.                            2,426        91                        -        2,426         91
Carnival Corp.                                                 180         7                        -          180          7
Centrais Electricas Brasileirias SA - ADR Cl.B *            12,874       101                        -       12,874        101
Check Point Software Technologies, Ltd. *                    4,200        71                        -        4,200         71
Companhia De Bebidas ADR                                     6,850       175                        -        6,850        175
Companhia Energetica de Minas Gerias - ADR                   7,701       141                        -        7,701        141
Companhia Vale do Rio Doce                                   3,700       189                        -        3,700        189
Compania Cervecerias Unidas SA - ADR *                         900        19                        -          900         19
Compania de Telecomunicaciones de Chile SA *                 2,500        37                        -        2,500         37
EIH, Ltd. - GDR                                              6,700        44                        -        6,700         44
Embotelladora Andina SA - ADR *                              6,100        64                        -        6,100         64
Empresa Nacional de Electricidad SA - ADR *                 10,100       118                        -       10,100        118
Enersis SA - ADR *                                          28,447       209                        -       28,447        209
Gen-Probe, Inc. *                                                          -          344          13          344         13
Grasim Industries, Ltd. - GDR                                7,100       156                        -        7,100        156
Great Eastern Shipping Co. - GDR                             9,020       152                        -        9,020        152
Hindalco Industries, Ltd. - GDR                              4,900       151                        -        4,900        151
Huaneng Power International, Inc. - ADR *                      400        28                        -          400         28
ITC, Ltd. - GDR                                              5,900       130                        -        5,900        130
Lukoil Holding - ADR*                                        2,700       251                        -        2,700        251
Mahindra & Mahindra, Ltd. *                                 16,500       141                        -       16,500        141
Petroleo Brasileiro SA *                                     5,500       160                        -        5,500        160
Petroleo Brasileiro SA - ADR*                                6,800       180                        -        6,800        180
Ranbaxy Laboratories, Ltd. - GDR                             6,560       167                        -        6,560        167
Reliance Industries, Ltd. - GDR                             11,000       276                        -       11,000        276
Surgutneftegaz - ADR                                        11,581       337                        -       11,581        337

Tatneft - ADR                                              2,400          55                           -       2,400             55
Unified Energy Systems Russia - ADR                        6,700         187                           -       6,700            187
                                                                   ---------                  ----------                  ---------
                                                                       4,123                          13                      4,136
                                                                   ---------                  ----------                  ---------
                               TOTAL COMMON STOCK  #                  54,282                      85,433                    239,715

PREFERRED STOCK

Australia - 0.2%                                   #
News Corp., Ltd.                                          53,728         404       23,372            176      77,100            580

Germany - 0.2%                                     #
Fresenius Medical Care AG *                                                -          325             16         325             16
Henkel KGAA                                                1,112          87                                   1,112             87
Porsche AG                                                   195         116           90             53         285            169
RWE AG *                                                                   -          408             14         408             14
Volkswagen AG                                              2,462          89        1,226             45       3,688            134
                                                                   ---------                  ----------                  ---------
                                                                         292                         128                        420

Italy - 0.0%                                       #
Fiat SPA - PRIV EUR *                                                                 849              4         849              4

New Zealand - 0.0%                                 #
Fletcher Challenge *                                                                1,940              2       1,940              2

South Korea - 0.0%                                 #
Samsung Electronics                                          550         113                                     550            113
                                                                   ---------                  ----------                  ---------
                            TOTAL PREFERRED STOCK  #                     809                         310                      1,119

WARRANTS

Mexico - 0.0%                                      #
Cemex SA
expire 12/21/04 (Cost $1)                                  2,000           1                                   2,000              1
                                                                   ---------                                              ---------
                                   TOTAL WARRANTS  #                       1                                                      1

RIGHTS

Germany - 0.0%                                     #
Muenchener Ruckversage
expires 11/10/03 (Cost $0)                                 4,360          38                                   4,360             38

Thailand - 0.0%                                    #
TelecomAsia
expires 04/30/08 (Cost $0)                                35,747           -                                  35,747              -
                                                                   ---------                  ----------                  ---------

                                     TOTAL RIGHTS  #                      38                                                     38

                                                         PAR VALUE                     PAR VALUE            PAR VALUE
                                                          (000'S                        (000'S                (000'S
                                                          OMITTED)                      OMITTED)             OMITTED)

COLLATERAL ON LOANED SECURITIES - 7.1%
State Street Navigator Securitiees Lending
Portfolio                                                $ 8,571       8,571        9,718          9,718      18,289         18,289

SHORT TERM INVESTMENTS
Investment in joint trading account
1.061% due 01/02/04                                        2,955       2,955                                   2,955          2,955
Federal National Mortgage
Association Discount Notes,
1.05% due 01/07/2004                                                                2,300          2,300       2,300          2,300
1.06% due 02/18/2004                                                                6,700          6,690       6,700          6,690
U.S Treasury Bills
0.00% due 01/22/2004                                                                  500            500         500            500
0.99% due 03/11/2004                                         524         524                                     524            524
                                                                   ---------                  ----------                  ---------
                     TOTAL SHORT TERM INVESTMENTS  #                   3,479                       9,490                     12,969


REPURCHASE AGREEMENTS                              #
Repurchase Agreement with State Street
Corp. dated 12/31/2003 at 0.70%, to be
repurchased at $3,931,153 on 01/02/2004,
col1ateralized by $281,000 U.S. Treasury
Bonds, 8.50% due 02/15/2020 (valued at
$4,013,031, including interest)
                      TOTAL REPURCHASE AGREEMENTS  #                                  3,931        3,931       3,931          3,931
                                                                                              ----------                  ---------
                                                                                                   3,931                      3,931

                      TOTAL INVESTMENTS AT MARKET  #                 167,180                     108,882                    276,062
                        TOTAL INVESTMENTS AT COST                    142,128                      87,510                    229,638

              Payables, less cash and receivables  #                  (8,144)                     (9,506)                   (17,650)
                                                  ---              ---------                  ----------                  ---------
                                       NET ASSETS  #                 159,036                      99,376                    258,412
                                                  ===              =========                  ==========                  =========

* Non-income producing security.
ADR-American Depository Receipt.
GDR-Global Depository Receipt.

                                     PART C
                                OTHER INFORMATION

     Item 15. Indemnification

     In response to this item and the requirements of Rule 484 under the Securities Act of 1933, Registrant incorporates by reference herein its response to item 25 in Post-Effective Amendment No. 37 to Form N-1A (File No. 33-2081) filed on May 1, 2003.

     Item 16. Exhibits

     (1)(a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference herein to Pre-Effective Amendment No. 2 to Form N-14 (File No. 333-47686) filed on December 6, 2000.

     (1)(b) Amendment dated May 2, 2003 to the Declaration of Trust, incorporated by reference herein to Post-Effective Amendment No. 38 to Form N-1A (File No. 33-2081), filed on June 3, 2003.

     (1)(c) Amendments dated September 24 and March 24, 2004 to the Declaration of Trust (filed herewith).

     (2) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, and amended and restated as of September 18, 2002, incorporated by reference herein to Post-Effective Amendment No. 37 to Form N-1A (File No. 33-2081) filed on May 1, 2003.

     (3) Not Applicable.

     (4) Form of Agreement and Plan of Reorganization (included as exhibit A to the proxy statement/prospectus filed as part of this Registration Statement).

     (5) Not Applicable.

     (6)(a) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988 relating to the Real Estate Equity Fund and the International Equity Index (formerly "International Equities," formerly "International," originally "Special Opportunities") Fund, incorporated by reference herein to Post-Effective Amendment No. 3 to Form N-1A (File No. 33-2081) filed on April, 12 1988.

     (6)(b) Amendment No. 1 dated May 1, 1997 to Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988, incorporated by reference herein, to Post-Effective Amendment No. 16 to Form N-1A (File No. 33-2081) filed on May 1, 1997.

     (6)(c) Amendment No. 2 dated May 1, 1998 to Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988 relating to the International Equity Index Fund, incorporated by reference herein to Post-Effective Amendment No. 19 to Form N-1A (File No. 33-2081) filed on May 1, 1998.

     (6)(d) Amendment No. 3 dated April 23, 1999 to Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988, incorporated by reference herein to Post-Effective Amendment No. 33 to Form N-1A (File No. 33-2081 ) filed on April 12, 2002.

     (6)(e) Supplement dated June 1, 2004 to Investment Management Agreement by and between John Hancock Variable Series Trust and John Hancock Life Insurance Company dated April 12, 1988 (filed herewith).

     (6)(f) Form of Amendment No. 6 dated May 1, 2004 to Investment Management Agreement by and between John Hancock Variable Series Trust and John Hancock Life Insurance Company dated April 12, 1988 (filed herewith).

     (6)(g) Sub-Investment Management Agreement, dated as of May 29, 2004, among John Hancock Variable Series Trust I, SSgA Funds Management, Inc., and John Hancock Life Insurance Company relating to the International Equity Index Fund (filed herewith).

     (7)(a) Amended and Restated Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc., and John Hancock Life Insurance Company, dated March 24, 2004 (filed herewith).

     (7)(b) Form of Distribution Agreement dated between John Hancock Variable Series Trust and Manufacturers Financial Securities, LLC (filed herewith).

     (8) Not Applicable.

     (9)(a) Custodian Agreement between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, incorporated by reference herein to Post-Effective Amendment No. 10 to Form N-1A (File No. 33-2081) filed on March 2, 1995.

     (9)(b) Form of Amendment, dated as of April 10, 2003, to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, incorporated by reference herein to Post-Effective Amendment No. 38 to Form N-1A (File No. 33-2081) filed on June 3, 2003.

     (10)(a) Rule 12b-1 Plan dated March 24, 2004 for Series I and II shares (filed herewith).

     (10)(b) Rule 18f-3 Plan dated February 11, 2004 (filed herewith).

     (10)(c) Amendment dated March 24, 2004 to Rule 18f-3 Plan dated February 11, 2004 (filed herewith).

     (11) Opinion and consent of Ronald J. Bocage, Esq. as to legality of securities for International Equity Index Fund (to be filed by amendment).

     (12) Opinion of Dykema Gossett PLLC on tax matters (to be filed by amendment).

     (13) Not Applicable.

     (14)(a) Consent of Dykema Gossett PLLC (to be filed by amendment).

     (14)(b) Consent of Ernst & Young LLP (to be filed by amendment).

     (14)(c) Consent of PricewaterhouseCoopers, LLP (to be filed by amendment).

     (15) Not Applicable.

     (16) Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane
C. Kessler, Michele G. Van Leer, Hassell H. McClellan, and Robert F. Verdonck (filed herewith).

     (17)(a) Form of Prospectus of the International Equity Index Fund of the John Hancock Variable Series Trust I dated May 1, 2004 (to be filed by amendment).

     (17)(b) Prospectus of Manufacturers Investment Trust dated May 1, 2004 (to be filed by amendment).

     (17)(c) Annual Report of the International Equity Index Fund of John Hancock Variable Series Trust I for the year ended December 31, 2003 (filed herewith).

     (17)(d) Annual Report of Manufacturers Investment Trust for the year ended December 31, 2003 (filed herewith).

     (17)(e) Form of Participation Agreement between John Hancock Variable Series Trust I, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance company (filed herewith).

     (17)(f) Form of Participation Agreement between John Hancock Variable Series Trust I, The Manufacturers Life Insurance Company (U.S.A.), and The Manufacturers Life Insurance Company of New York (filed herewith).

     Item 17. Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 30th day of March, 2004.

                                          JOHN HANCOCK VARIABLE SERIES TRUST I


                                          By:  /s/ Michele Van Leer
                                               ---------------------------------
                                          Name:  Michele G. Van Leer
                                          Title: Chairman of the Board of
                                                 Trustees

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                 DATE


By:  /s/ Raymond F. Skiba
     ---------------------------------    March 30, 2004
     Raymond F. Skiba
     Treasurer (Principal Financial
     and Accounting Officer)


By:  /s/ Michele Van Leer
     ---------------------------------    March 30, 2004
     Michele G. Van Leer
     Chairman of the Board of Trustees
     (Principal Executive Officer)

For herself and as attorney-in-fact for:
Elizabeth G. Cook, Trustee
Diane C. Kessler, Trustee
Robert F. Verdonck, Trustee
Hassell H. McClellan, Trustee
Kathleen F. Driscoll, Trustee